UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Balanced Fund

The fund's portfolio
6/30/16 (Unaudited)

COMMON STOCKS (54.7%)(a)
			Shares	Value

Basic materials (1.9%)

Aceto Corp.			5,662	$123,941

Akzo Nobel NV (Netherlands)			11,213	705,445

Amcor, Ltd. (Australia)			45,466	508,479

American Vanguard Corp.(NON)			23,761	359,029

Asahi Kasei Corp. (Japan)			72,000	498,928

Axalta Coating Systems, Ltd.(NON)			76,100	2,018,933

BASF SE (Germany)			28,038	2,138,938

Beacon Roofing Supply, Inc.(NON)			9,723	442,105

Bemis Co., Inc.			1,169	60,192

BHP Billiton, Ltd. (Australia)			27,441	390,839

Boliden AB (Sweden)			6,189	120,232

Cabot Corp.			17,023	777,270

Cambrex Corp.(NON)			8,076	417,771

Chemtura Corp.(NON)			12,822	338,244

Chicago Bridge & Iron Co. NV			7,742	268,105

CIMIC Group, Ltd. (Australia)			11,348	303,918

Compagnie De Saint-Gobain (France)			4,591	175,750

Continental Building Products, Inc.(NON)			21,435	476,500

Covestro AG (Germany)			3,501	156,003

CRH PLC (Ireland)			6,590	190,034

Daicel Corp. (Japan)			15,600	161,345

Dominion Diamond Corp. (Canada)			9,400	83,096

Domtar Corp.			6,879	240,834

Dow Chemical Co. (The)			4,300	213,753

Ems-Chemie Holding AG (Switzerland)			631	326,308

Evonik Industries AG (Germany)			22,084	657,325

Fortescue Metals Group, Ltd. (Australia)			75,294	202,654

Glencore PLC (United Kingdom)			154,099	314,845

Golden Agri-Resources, Ltd. (Singapore)			511,400	134,084

Graphic Packaging Holding Co.			147,374	1,848,070

Hitachi Chemical Co., Ltd. (Japan)			19,600	363,327

Hitachi Metals, Ltd. (Japan)			9,000	91,059

Innophos Holdings, Inc.			4,668	197,036

KapStone Paper and Packaging Corp.			14,725	191,572

Koppers Holdings, Inc.(NON)			21,233	652,490

Kraton Performance Polymers, Inc.(NON)			5,841	163,139

Kumagai Gumi Co., Ltd. (Japan)			138,000	388,442

Kuraray Co., Ltd. (Japan)			24,400	290,184

LSB Industries, Inc.(NON)(S)			4,408	53,249

LyondellBasell Industries NV Class A			145,808	10,851,031

Minerals Technologies, Inc.			6,487	368,462

Mitsubishi Gas Chemical Co., Inc. (Japan)			34,000	176,360

Mitsubishi Materials Corp. (Japan)			113,000	269,156

Newcrest Mining, Ltd. (Australia)(NON)			5,127	88,162

Nippon Steel & Sumitomo Metal Corp. (Japan)			19,400	370,712

Northern Star Resources, Ltd. (Australia)			54,043	199,557

Oji Holdings Corp. (Japan)			51,000	195,586

Orion Engineered Carbons SA (Luxembourg)			16,411	260,771

Patrick Industries, Inc.(NON)			11,029	664,938

Reliance Steel & Aluminum Co.			20,300	1,561,070

Rio Tinto PLC (United Kingdom)			8,713	269,320

Salmar ASA (Norway)			5,430	162,151

Sealed Air Corp.			87,800	4,036,166

Sherwin-Williams Co. (The)			349	102,491

Sika AG (Switzerland)			90	376,484

Skanska AB (Sweden)			40,270	839,836

Smurfit Kappa Group PLC (Ireland)			10,535	233,519

Sonoco Products Co.			1,047	51,994

Stora Enso OYJ Class R (Finland)			69,920	563,388

Summit Materials, Inc. Class A(NON)			10,771	220,375

Taisei Corp. (Japan)			38,000	309,875

Tokyo Electric Power Company Holdings, Inc. (Norway)			38,893	324,929

Trex Co., Inc.(NON)			2,426	108,976

U.S. Concrete, Inc.(NON)			6,221	378,921

UPM-Kymmene OYJ (Finland)			39,046	715,788

voestalpine AG (Austria)			8,812	294,872

Yara International ASA (Norway)			27,782	882,012

				41,920,370
Capital goods (3.6%)

ACS Actividades de Construccion y Servicios SA (Rights) (Spain)(NON)			16,609	11,667

ACS Actividades de Construccion y Servicios SA (Spain)			16,609	455,107

Airbus Group SE (France)			8,304	482,200

Allegion PLC (Ireland)			26,000	1,805,180

Allison Transmission Holdings, Inc.			172,071	4,857,564

Altra Industrial Motion Corp.			9,686	261,328

American Axle & Manufacturing Holdings, Inc.(NON)			18,092	261,972

Applied Optoelectronics, Inc.(NON)(S)			27,568	307,383

AptarGroup, Inc.			528	41,781

Argan, Inc.			11,519	480,573

Avery Dennison Corp.			2,389	178,578

AZZ, Inc.			3,751	224,985

B/E Aerospace, Inc.			45,300	2,091,728

BAE Systems PLC (United Kingdom)			44,129	309,428

Ball Corp.			1,462	105,681

Boeing Co. (The)			128,501	16,688,425

BWX Technologies, Inc.			35,786	1,280,065

Canon, Inc. (Japan)			2,200	62,776

Carlisle Cos., Inc.			12,900	1,363,272

Chase Corp.			3,045	179,868

Cooper-Standard Holding, Inc.(NON)			5,440	429,706

Crown Holdings, Inc.(NON)			142,736	7,232,433

Cubic Corp.			5,841	234,575

dorma + kaba Holding AG Class B (Switzerland)			610	425,584

Douglas Dynamics, Inc.			4,802	123,555

Dycom Industries, Inc.(NON)			12,173	1,092,648

General Dynamics Corp.			18,617	2,592,231

Greenbrier Cos., Inc. (The)(S)			8,941	260,451

H&E Equipment Services, Inc.			19,418	369,525

Hitachi High-Technologies Corp. (Japan)			10,200	277,832

Honeywell International, Inc.			163	18,960

IDEX Corp.			14,600	1,198,660

JTEKT Corp (Japan)			16,800	189,413

Kadant, Inc.			6,999	360,518

KBR, Inc.			35,600	471,344

Koito Manufacturing Co., Ltd. (Japan)			2,600	118,992

Kone OYJ Class B (Finland)			3,066	141,565

Kratos Defense & Security Solutions, Inc.(NON)(S)			35,618	146,034

Leggett & Platt, Inc.			14,300	730,873

Littelfuse, Inc.			3,154	372,771

Lockheed Martin Corp.			147	36,481

MAN SE (Germany)			2,610	265,697

MasTec, Inc.(NON)			31,204	696,473

Matrix Service Co.(NON)			9,292	153,225

Mitsubishi Electric Corp. (Japan)			103,000	1,221,289

Mobileye NV (Israel)(NON)(S)			5,800	267,612

MSA Safety, Inc.			3,044	159,901

NN, Inc.			15,771	220,636

Northrop Grumman Corp.			5,096	1,132,739

NSK, Ltd. (Japan)			16,800	124,259

Orbital ATK, Inc.			26,484	2,254,848

OSRAM Licht AG (Germany)			10,164	525,273

Owens-Illinois, Inc.(NON)			11,591	208,754

Raytheon Co.			36,670	4,985,287

Roper Technologies, Inc.			11,800	2,012,608

Schindler Holding AG (Switzerland)			2,914	528,039

Spirit AeroSystems Holdings, Inc. Class A(NON)			44,400	1,909,200

Standex International Corp.			3,511	290,114

Stoneridge, Inc.(NON)			17,821	266,246

Sumitomo Heavy Industries, Ltd. (Japan)			34,000	148,390

Sweco AB Class B (Sweden)			6,517	112,815

Tetra Tech, Inc.			19,644	603,955

Thales SA (France)			11,416	958,105

Trinseo SA(NON)			22,610	970,647

Vinci SA (France)			36,156	2,575,093

Wabash National Corp.(NON)			33,159	421,119

Waste Management, Inc.			74,123	4,912,131

Xylem, Inc.			41,500	1,852,975

Zodiac Aerospace (France)			4,003	94,193

				78,145,335
Communication services (2.1%)

ACC Claims Holding, LLC Class A (Units)(F)(NON)			221,940	1,332

AT&T, Inc.			5,650	244,137

BCE, Inc. (Canada)			4,900	231,887

BT Group PLC (United Kingdom)			178,910	987,913

CalAmp Corp.(NON)			9,919	146,900

Cellnex Telecom SAU 144A (Spain)			17,261	270,751

Cogent Communications Holdings, Inc.			7,716	309,103

Com Hem Holding AB (Sweden)			62,716	531,551

Eutelsat Communications SA (France)			5,998	114,315

Frontier Communications Corp.			51,758	255,685

HKT Trust & HKT, Ltd. (Units) (Hong Kong)			90,000	129,860

IDT Corp. Class B			7,567	107,376

Inteliquent, Inc.			17,993	357,881

InterDigital, Inc./PA			5,913	329,236

Juniper Networks, Inc.			303,562	6,827,109

KDDI Corp. (Japan)			31,100	946,725

Liberty Global PLC Ser. C (United Kingdom)(NON)			6,100	174,765

Liberty Global PLC LiLAC Class C (United Kingdom)(NON)			6	184

NeuStar, Inc. Class A(NON)(S)			3,315	77,936

Nippon Telegraph & Telephone Corp. (Japan)			52,100	2,445,756

NTT DoCoMo, Inc. (Japan)			41,800	1,124,750

Numericable-SFR SA (France)			9,465	239,577

Orange SA (France)			68,104	1,112,412

PCCW, Ltd. (Hong Kong)			458,000	307,349

Rogers Communications, Inc. Class B (Canada)			3,587	145,207

ShoreTel, Inc.(NON)			20,999	140,483

Sky PLC (United Kingdom)			115,678	1,312,978

Spark New Zealand, Ltd. (New Zealand)			131,787	334,003

Telecom Italia SpA RSP (Italy)			670,714	431,527

Telenor ASA (Norway)			16,481	272,221

Telstra Corp., Ltd. (Australia)			161,965	674,042

Ubiquiti Networks, Inc.(NON)(S)			3,692	142,733

Verizon Communications, Inc.			436,286	24,362,210

Vocus Communications, Ltd. (Australia)			27,177	175,192

Vodafone Group PLC (United Kingdom)			404,332	1,230,863

				46,495,949
Conglomerates (0.2%)

Bouygues SA (France)			7,303	211,073

Mitsubishi Corp. (Japan)			18,200	318,223

Orkla ASA (Norway)			58,753	520,422

Siemens AG (Germany)			22,508	2,305,676

Tyco International PLC			7,100	302,460

				3,657,854
Consumer cyclicals (8.7%)

Amazon.com, Inc.(NON)			14,351	10,269,863

Ardent Leisure Group (Units) (Australia)			66,622	93,959

Aristocrat Leisure, Ltd. (Australia)			59,448	614,268

Automatic Data Processing, Inc.			5,013	460,544

AutoZone, Inc.(NON)			474	376,280

Basso Industry Corp. (Taiwan)			85,000	242,124

Berkeley Group Holdings PLC (United Kingdom)			8,637	294,021

Big Lots, Inc.			5,657	283,472

Boral, Ltd. (Australia)			71,946	337,139

Boyd Gaming Corp.(NON)			8,953	164,735

Brambles, Ltd. (Australia)			129,079	1,197,742

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)(S)			9,801	340,683

Caleres, Inc.			11,627	281,490

Carter's, Inc.			48,100	5,121,207

Cedar Fair LP			5,905	341,427

Children's Place, Inc. (The)			3,368	270,046

Christian Dior SA (France)			1,082	175,277

Cie Generale des Etablissements Michelin (France)			6,722	636,805

CK Hutchison Holdings, Ltd. (Hong Kong)			5,000	55,025

Clorox Co. (The)			42,265	5,849,053

Compass Group PLC (United Kingdom)			88,432	1,685,655

comScore, Inc.(NON)			3,017	72,046

Continental AG (Germany)			1,282	240,924

Cooper Tire & Rubber Co.			11,540	344,123

Copart, Inc.(NON)			1,185	58,077

Cox & Kings, Ltd. (India)			62,074	155,368

Criteo SA ADR (France)(NON)(S)			5,300	243,376

Ctrip.com International, Ltd. ADR (China)(NON)(S)			2,900	119,480

Dai Nippon Printing Co., Ltd. (Japan)			127,000	1,410,522

Daimler AG (Registered Shares) (Germany)			4,165	248,383

Daito Trust Construction Co., Ltd. (Japan)			800	129,677

Dalata Hotel Group PLC (Ireland)(NON)			69,989	282,330

Deluxe Corp.			14,591	968,405

Diamond Resorts International, Inc.(NON)(S)			16,823	504,017

Discovery Communications, Inc. Class A(NON)(S)			411,200	10,374,576

Dolby Laboratories, Inc. Class A			637	30,480

Dollar General Corp.			5,276	495,944

DSW, Inc. Class A			9,332	197,652

Ecolab, Inc.			544	64,518

Electrolux AB (Sweden)			5,316	144,383

Ennis, Inc.			9,841	188,750

Ethan Allen Interiors, Inc.			12,601	416,337

Experian PLC (United Kingdom)			18,997	360,840

Express, Inc.(NON)			20,833	302,287

Fiat Chrysler Automobiles NV (Italy)			145,065	895,492

Flight Centre Travel Group, Ltd. (Australia)			16,738	397,070

Fuji Heavy Industries, Ltd. (Japan)			15,700	537,445

Gartner, Inc.(NON)			836	81,435

Global Mediacom Tbk PT (Indonesia)			2,849,300	213,568

Global Payments, Inc.			89,000	6,352,820

Goodyear Tire & Rubber Co. (The)			101,051	2,592,969

Hakuhodo DY Holdings, Inc. (Japan)			13,500	161,011

Harvey Norman Holdings, Ltd. (Australia)			232,834	807,234

Hino Motors, Ltd. (Japan)			16,700	165,258

Home Depot, Inc. (The)			152,167	19,430,204

Honda Motor Co., Ltd. (Japan)			6,400	161,593

Hyatt Hotels Corp. Class A(NON)			973	47,813

ICF International, Inc.(NON)			14,325	585,893

IMAX Corp. (Canada)(NON)			5,946	175,288

Industrivarden AB Class A (Sweden)			27,067	472,543

Interpublic Group of Cos., Inc. (The)			18,600	429,660

ISS A/S (Denmark)			5,528	206,996

ITV PLC (United Kingdom)			228,307	551,506

John Wiley & Sons, Inc. Class A			573	29,899

KAR Auction Services, Inc.			65,600	2,738,144

Kia Motors Corp. (South Korea)			8,084	304,466

Kingfisher PLC (United Kingdom)			257,959	1,113,484

Lagardere SCA (France)			8,259	181,272

Landauer, Inc.			4,343	178,758

Lear Corp.			27,000	2,747,520

LendingTree, Inc.(NON)(S)			2,872	253,684

LGI Homes, Inc.(NON)(S)			22,111	706,225

Liberty Braves Group Class A(NON)			5,353	80,509

Liberty Interactive Corp. Class A(NON)			26,800	679,916

Liberty Media Group Class A(NON)			13,383	256,151

Liberty SiriusXM Group Class A(NON)			53,535	1,678,858

Lions Gate Entertainment Corp.			16,815	340,167

Live Nation Entertainment, Inc.(NON)			6,212	145,982

Lowe's Cos., Inc.			195,812	15,502,436

Luxottica Group SpA (Italy)			6,101	297,273

Macy's, Inc.			70,300	2,362,783

Madison Square Garden Co. (The) Class A(NON)			3,200	552,032

Malibu Boats, Inc. Class A(NON)			7,681	92,786

Marcus Corp. (The)			9,891	208,700

Marks & Spencer Group PLC (United Kingdom)			127,176	540,729

Marriott Vacations Worldwide Corp.			4,174	285,877

Masco Corp.			197,700	6,116,838

Mazda Motor Corp. (Japan)			37,400	500,923

MCBC Holdings, Inc.			13,662	150,965

MGM China Holdings, Ltd. (Hong Kong)			112,400	146,254

MSG Networks, Inc. Class A(NON)			31,643	485,404

Namco Bandai Holdings, Inc. (Japan)			9,600	246,676

National CineMedia, Inc.			21,411	331,442

News Corp. Class A			143,700	1,630,995

News Corp. Class B			1,559	18,194

Nexstar Broadcasting Group, Inc. Class A(S)			4,067	193,508

Next PLC (United Kingdom)			2,354	157,486

NIKE, Inc. Class B			119,021	6,569,959

Nintendo Co., Ltd. (Japan)			3,500	499,398

Nippon Television Holdings, Inc. (Japan)			17,700	289,938

Nissan Motor Co., Ltd. (Japan)			79,300	714,572

Nitori Holdings Co., Ltd. (Japan)			600	71,989

O'Reilly Automotive, Inc.(NON)			912	247,243

Omnicom Group, Inc.			169	13,772

Oxford Industries, Inc.			3,532	199,982

Panasonic Corp. (Japan)			31,800	275,151

Pandora A/S (Denmark)			2,220	301,353

Penn National Gaming, Inc.(NON)			28,359	395,608

Peugeot SA (France)(NON)			26,169	318,752

PGT, Inc.(NON)			44,155	454,797

Pitney Bowes, Inc.			9,872	175,722

ProSiebenSat.1 Media SE (Germany)(NON)			2,810	122,701

Publicis Groupe SA (France)			2,446	165,712

PVH Corp.			43,100	4,061,313

Quanta Services, Inc.(NON)			151,847	3,510,703

RE/MAX Holdings, Inc. Class A			12,719	512,067

Reed Elsevier PLC (United Kingdom)			25,328	466,685

Regal Entertainment Group Class A(S)			21,248	468,306

Regus PLC (United Kingdom)			93,562	360,910

Renault SA (France)			9,524	725,715

Restoration Hardware Holdings, Inc.(NON)(S)			5,909	169,470

RTL Group SA (Belgium)			800	65,249

Scotts Miracle-Gro Co. (The) Class A			13,947	975,035

ServiceMaster Global Holdings, Inc.(NON)			50,631	2,015,114

Shimamura Co., Ltd. (Japan)			1,300	191,900

Sinclair Broadcast Group, Inc. Class A			8,723	260,469

Sirius XM Holdings, Inc.(NON)(S)			1,312,143	5,182,965

Six Flags Entertainment Corp.			37,200	2,155,740

SJM Holdings, Ltd. (Hong Kong)			311,000	190,565

Steven Madden, Ltd.(NON)			7,688	262,776

Stroeer SE & Co. KGaA (Germany)(S)			3,918	179,323

TABCORP Holdings, Ltd. (Australia)			51,130	174,817

Takashimaya Co., Ltd. (Japan)			21,000	149,929

Target Corp.			5,765	402,512

Taylor Wimpey PLC (United Kingdom)			85,504	152,769

Thomson Reuters Corp. (Canada)			2,274	91,915

Thor Industries, Inc.			9,600	621,504

Toppan Printing Co., Ltd. (Japan)			74,000	634,381

TransUnion(NON)			15,800	528,352

Travelport Worldwide, Ltd.			16,783	216,333

Tribune Media Co. Class A			20,200	791,436

TUI AG (London Exchange) (Germany)			15,046	170,819

Twenty-First Century Fox, Inc.			9,246	251,954

Urban Outfitters, Inc.(NON)			45,800	1,259,500

Valeo SA (France)			14,232	635,637

Vantiv, Inc. Class A(NON)			4,353	246,380

Viacom, Inc. Class B			52,100	2,160,587

Vista Outdoor, Inc.(NON)			15,471	738,431

Visteon Corp.			33,288	2,190,683

Volkswagen AG (Preference) (Germany)			448	53,842

Wal-Mart de Mexico SAB de CV (Mexico)			86,300	207,601

Wal-Mart Stores, Inc.			252,188	18,414,768

William Hill PLC (United Kingdom)			70,843	245,377

Wolters Kluwer NV (Netherlands)			21,173	865,245

Wolverine World Wide, Inc.			16,249	330,180

World Fuel Services Corp.			16,839	799,684

WPP PLC (United Kingdom)			123,590	2,566,063

Yamaha Motor Co., Ltd. (Japan)			20,100	304,381

Zee Entertainment Enterprises, Ltd. (India)			39,824	270,437

				190,011,915
Consumer staples (5.1%)

Altria Group, Inc.			230,630	15,904,245

Anheuser-Busch InBev SA/NV (Belgium)			10,333	1,358,269

Ashtead Group PLC (United Kingdom)			31,022	445,201

Associated British Foods PLC (United Kingdom)			19,341	701,268

Barry Callebaut AG (Switzerland)			429	526,887

Brinker International, Inc.			7,462	339,745

British American Tobacco PLC (United Kingdom)			39,316	2,558,310

Buffalo Wild Wings, Inc.(NON)			1,313	182,441

Bunge, Ltd.			20,000	1,183,000

Campbell Soup Co.			80,400	5,349,012

Cheesecake Factory, Inc. (The)			4,383	210,998

Coca-Cola Amatil, Ltd. (Australia)			230,914	1,425,042

Coca-Cola European Partners PLC (United Kingdom)			102,600	3,661,794

Colgate-Palmolive Co.			4,554	333,353

Colruyt SA (Belgium)			1,124	62,035

ConAgra Foods, Inc.			9,600	458,976

Constellation Brands, Inc. Class A			2,624	434,010

Dean Foods Co.			11,438	206,913

Delhaize Group (Belgium)			8,517	899,936

Delivery Hero Holding GmbH (acquired 6/12/15, cost $123,232) (Private) (Germany)(F)(RES)(NON)			16	100,011

Dr. Pepper Snapple Group, Inc.			121,400	11,730,882

Edgewell Personal Care Co.(NON)			21,000	1,772,610

Energizer Holdings, Inc.			24,800	1,276,952

Estee Lauder Cos., Inc. (The) Class A			59,800	5,442,996

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

FTD Cos., Inc.(NON)			14,640	365,414

G-III Apparel Group, Ltd.(NON)			5,284	241,584

Geo Group, Inc. (The)(R)			12,158	415,560

Global Fashion Holding SA (acquired 8/2/13, cost $21,942) (Private) (Brazil)(F)(RES)(NON)			518	3,702

Hain Celestial Group, Inc. (The)(NON)			4,909	244,223

Heineken Holding NV (Netherlands)			4,152	339,167

Henkel AG & Co. KGaA (Preference) (Germany)			7,570	920,508

Hormel Foods Corp.			17,399	636,803

Imperial Brands PLC (United Kingdom)			43,808	2,378,110

ITOCHU Corp. (Japan)			52,400	636,684

J Sainsbury PLC (United Kingdom)			133,274	413,312

Japan Tobacco, Inc. (Japan)			25,600	1,025,551

Jardine Cycle & Carriage, Ltd. (Singapore)			19,000	521,315

John B. Sanfilippo & Son, Inc.			5,773	246,103

Kao Corp. (Japan)			27,700	1,598,538

Kerry Group PLC Class A (Ireland)			11,212	996,173

Koninklijke Ahold NV (Netherlands)			70,408	1,565,742

Kroger Co. (The)			167,641	6,167,512

Lindt & Spruengli AG (Switzerland)			41	243,879

Match Group, Inc.(NON)(S)			2,162	32,592

McDonald's Corp.			4,197	505,067

MEIJI Holdings Co., Ltd. (Japan)			2,800	284,284

METRO AG (Germany)			20,646	631,587

Nestle SA (Switzerland)			20,451	1,577,502

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Nomad Foods, Ltd. (United Kingdom)(NON)			23,491	187,458

Nutraceutical International Corp.(NON)			5,298	122,649

Omega Protein Corp.(NON)			18,204	363,898

On Assignment, Inc.(NON)			11,591	428,287

Paylocity Holding Corp.(NON)			3,078	132,970

PepsiCo, Inc.			136,279	14,437,397

Philip Morris International, Inc.			4,900	498,428

Reckitt Benckiser Group PLC (United Kingdom)			10,695	1,075,977

S Foods, Inc. (Japan)			5,600	149,616

SABMiller PLC (United Kingdom)			4,353	253,766

Sanderson Farms, Inc.(S)			5,456	472,708

Seven & i Holdings Co., Ltd. (Japan)			4,900	204,572

Shiseido Co., Ltd. (Japan)			5,100	131,497

SpartanNash Co.			11,511	352,006

Stamps.com, Inc.(NON)			2,126	185,855

Starbucks Corp.			172,300	9,841,776

Svenska Cellulosa AB SCA Class B (Sweden)			8,725	278,230

Swedish Match AB (Sweden)			8,568	297,753

Sysco Corp.			5,679	288,152

Team Health Holdings, Inc.(NON)			2,539	103,261

Unilever NV ADR (Netherlands)			6,445	300,460

Unilever PLC (United Kingdom)			12,329	591,386

Vector Group, Ltd.(S)			16,031	359,415

Vina Concha y Toro SA ADR (Chile)			3,800	120,612

WH Group, Ltd. 144A (Hong Kong)			886,000	701,046

WM Morrison Supermarkets PLC (United Kingdom)			49,623	124,474

Wolseley PLC (United Kingdom)			7,467	386,979

Woolworths, Ltd. (Australia)			17,610	276,478

X5 Retail Group NV GDR (Russia)(NON)			8,847	175,645

				111,398,552
Energy (3.1%)

BP PLC (United Kingdom)			158,522	925,663

California Resources Corp.			31	378

Callon Petroleum Co.(NON)			28,188	316,551

CVR Energy, Inc.(S)			20,900	323,950

Diamondback Energy, Inc.(NON)			1,655	150,953

EnCana Corp. (Canada)			22,700	176,582

Ensco PLC Class A (United Kingdom)			74,000	718,540

EOG Resources, Inc.			3,700	308,654

Exxon Mobil Corp.			33,857	3,173,755

Frank's International NV (Netherlands)			1,188	17,357

Gulfport Energy Corp.(NON)			4,701	146,953

Halliburton Co.			170,200	7,708,358

HollyFrontier Corp.			56,500	1,343,005

Idemitsu Kosan Co., Ltd. (Japan)			13,700	295,406

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			12,473	125

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			12,473	125

Nabors Industries, Ltd.			243,300	2,445,165

Neste Oil OYJ (Finland)			15,390	551,406

Newfield Exploration Co.(NON)			58,800	2,597,784

Norsk Hydro ASA (Norway)			77,923	284,792

Northern Oil and Gas, Inc.(NON)(S)			29,701	137,219

Occidental Petroleum Corp.			210,776	15,926,235

OMV AG (Austria)			50,648	1,418,848

Repsol YPF SA (Spain)			24,359	309,020

Rowan Cos. PLC Class A(S)			125,300	2,212,798

Royal Dutch Shell PLC Class A (United Kingdom)			38,879	1,066,296

Royal Dutch Shell PLC Class A (United Kingdom)			36,742	1,003,181

Royal Dutch Shell PLC Class B (United Kingdom)			48,583	1,335,996

Schlumberger, Ltd.			110,595	8,745,853

Suncor Energy, Inc. (Canada)			15,932	441,970

Technip SA (France)			1,742	94,743

Tesoro Corp.			57,500	4,307,900

TonenGeneral Sekiyu KK (Japan)			19,000	172,531

Total SA (France)			58,183	2,805,682

Valero Energy Corp.			90,500	4,615,500

Vestas Wind Systems A/S (Denmark)			13,929	945,285

Whiting Petroleum Corp.(NON)(S)			3,505	32,456

Woodside Petroleum, Ltd. (Australia)			25,448	515,838

				67,572,853
Financials (9.8%)

3i Group PLC (United Kingdom)			223,713	1,665,039

Access National Corp.			6,391	124,688

Admiral Group PLC (United Kingdom)			12,515	341,589

Aegon NV (Netherlands)			43,420	173,196

AerCap Holdings NV (Ireland)(NON)			5,400	181,386

AG Mortgage Investment Trust, Inc.(R)			3,721	53,731

Ageas (Belgium)			11,741	405,645

Agree Realty Corp.(R)			6,695	322,967

AIA Group, Ltd. (Hong Kong)			181,800	1,095,501

Allianz SE (Germany)			14,066	2,004,012

Allied World Assurance Co. Holdings AG			39,197	1,377,383

Allstate Corp. (The)			122,800	8,589,860

American Capital Agency Corp.(R)			162,003	3,210,899

American Equity Investment Life Holding Co.			20,827	296,785

American Financial Group, Inc.			14,732	1,089,137

Ameriprise Financial, Inc.			48,400	4,348,740

Amtrust Financial Services, Inc.			16,792	411,404

Anicom Holdings, Inc. (Japan)			10,200	285,668

Annaly Capital Management, Inc.(R)			333,458	3,691,380

Aozora Bank, Ltd. (Japan)			74,000	255,679

Apartment Investment & Management Co. Class A(R)			37,400	1,651,584

Apollo Commercial Real Estate Finance, Inc.(R)			9,934	159,639

Arbor Realty Trust, Inc.(R)			37,877	272,336

Arlington Asset Investment Corp. Class A			4,310	56,073

ARMOUR Residential REIT, Inc.(R)(S)			2,479	49,580

Ashford Hospitality Trust, Inc.(R)			23,139	124,256

Aspen Insurance Holdings, Ltd.			17,750	823,245

Assurant, Inc.			406	35,042

Australia & New Zealand Banking Group, Ltd. (Australia)			21,573	393,341

AvalonBay Communities, Inc.(R)			1,621	292,412

Aviva PLC (United Kingdom)			45,444	244,229

AXA SA (France)			79,221	1,591,519

Baloise Holding AG (Switzerland)			179	19,962

Banc of California, Inc.			8,303	150,284

Banco Latinoamericano de Comercio Exterior SA Class E (Panama)			14,823	392,810

Banco Santander SA (Spain)			277,052	1,078,677

Bank Hapoalim BM (Israel)			21,627	109,168

Bank of Ireland (Ireland)(NON)			738,916	153,984

Bank of Montreal (Canada)			5,319	337,391

Bank of New York Mellon Corp. (The)			148,700	5,776,995

Bank of Nova Scotia (The) (Canada)			7,118	348,807

Bank of Queensland, Ltd. (Australia)			21,213	168,984

BNP Paribas SA/New York, NY (France)			41,779	1,878,299

BofI Holding, Inc.(NON)(S)			15,740	278,755

Brandywine Realty Trust(R)			14,935	250,908

Broadridge Financial Solutions, Inc.			21,748	1,417,970

Camden Property Trust(R)			20,700	1,830,294

Canadian Imperial Bank of Commerce (Canada)			3,923	294,662

Capital One Financial Corp.			6,172	391,984

Cardinal Financial Corp.			12,381	271,639

Cardtronics, Inc.(NON)			8,389	333,966

Care Capital Properties, Inc.(R)			1,194	31,295

CBL & Associates Properties, Inc.(R)			8,463	78,791

CBRE Group, Inc. Class A(NON)			172,000	4,554,560

Challenger, Ltd. (Australia)			116,500	756,282

Chesapeake Lodging Trust(R)			12,782	297,182

Chimera Investment Corp.(R)			106,614	1,673,840

Chubb, Ltd.			2,739	358,015

Citigroup, Inc.			255,600	10,834,884

Citizens & Northern Corp.			7,979	161,335

CNO Financial Group, Inc.			15,796	275,798

CNP Assurances (France)			35,899	532,082

Colony Capital, Inc. Class A(R)			11,614	178,275

Communications Sales & Leasing, Inc.(R)			24,049	695,016

Community Healthcare Trust, Inc.(R)			10,834	229,031

Concordia Financial Group, Ltd. (Japan)(NON)			112,400	439,821

CoreLogic, Inc.(NON)			26,817	1,031,918

Credicorp, Ltd. (Peru)			1,500	231,495

Credit Suisse Group AG (Switzerland)			9,806	104,496

Customers Bancorp, Inc.(NON)			17,145	430,854

CYS Investments, Inc.(R)			12,045	100,817

Daiwa Securities Group, Inc. (Japan)			25,000	131,405

Danske Bank A/S (Denmark)			7,718	204,517

Dexus Property Group (Australia)(R)			48,331	326,394

Discover Financial Services			730	39,121

DNB ASA (Norway)			11,612	140,391

Duke Realty Corp.(R)			43,100	1,149,046

E*Trade Financial Corp.(NON)			186,574	4,382,623

East West Bancorp, Inc.			12,053	411,972

Employers Holdings, Inc.			20,460	593,749

Encore Capital Group, Inc.(NON)(S)			5,401	127,086

Endurance Specialty Holdings, Ltd.			720	48,355

Enterprise Financial Services Corp.			5,505	153,534

EPR Properties(R)			3,499	282,299

Equity Commonwealth(NON)(R)			1,367	39,821

Equity Lifestyle Properties, Inc.(R)			15,100	1,208,755

Essent Group, Ltd.(NON)			9,278	202,353

Eurazeo SA (France)			3,086	184,195

Euronext NV 144A (France)			1,693	62,716

Everest Re Group, Ltd.			409	74,712

Farmers Capital Bank Corp.			5,751	157,290

FCB Financial Holdings, Inc. Class A(NON)			12,709	432,106

Federal Agricultural Mortgage Corp. Class C			5,742	199,936

Federated National Holding Co.			19,936	379,581

Fidelity Southern Corp.			17,835	279,474

Financial Institutions, Inc.			8,216	214,191

First BanCorp. (Puerto Rico)(NON)			118,390	470,008

First Community Bancshares, Inc.			7,724	173,327

First Industrial Realty Trust(R)			7,554	210,152

FirstMerit Corp.			9,617	194,937

Flagstar Bancorp, Inc.(NON)			8,389	204,775

Flushing Financial Corp.			8,117	161,366

Four Corners Property Trust, Inc.(R)			1,909	39,306

Foxtons Group PLC (United Kingdom)			100,096	147,637

Franklin Financial Network, Inc.(NON)			6,471	202,931

Fukuoka Financial Group, Inc. (Japan)			63,000	207,202

General Growth Properties(R)			117,600	3,506,832

Genworth Financial, Inc. Class A(NON)			30,684	79,165

Goodman Group (Australia)(R)			167,812	894,542

GPT Group (Australia)(R)			82,932	335,482

Great Southern Bancorp, Inc.			7,440	275,057

Grupo Financiero Banorte SAB de CV (Mexico)			61,100	341,484

Hang Lung Group, Ltd. (Hong Kong)			55,000	165,693

Hanmi Financial Corp.			15,998	375,793

HCI Group, Inc.			4,107	112,039

Heartland Financial USA, Inc.			5,519	194,766

Heritage Insurance Holdings, Inc.			14,732	176,342

Hersha Hospitality Trust(R)			6,524	111,887

Hibernia REIT PLC (Ireland)(R)			477,739	712,826

Horizon Bancorp			6,322	158,935

Housing Development Finance Corp., Ltd. (HDFC) (India)			17,328	323,323

HSBC Holdings PLC (United Kingdom)			249,183	1,556,659

Iida Group Holdings Co., Ltd. (Japan)			6,400	130,356

ING Groep NV GDR (Netherlands)			76,175	791,749

Invesco Mortgage Capital, Inc.(R)			6,160	84,330

Investor AB Class B (Sweden)			48,359	1,617,753

Investors Real Estate Trust(R)			17,032	110,197

Japan Hotel REIT Investment Corp (Japan)(R)			622	522,857

Jones Lang LaSalle, Inc.			7,900	769,855

JPMorgan Chase & Co.			354,817	22,048,328

Kennedy-Wilson Holdings, Inc.			14,349	272,057

Kerry Properties, Ltd. (Hong Kong)			172,500	425,567

KKR & Co. LP			10,500	129,570

Lakeland Bancorp, Inc.			22,234	253,023

Lazard, Ltd. Class A			8,696	258,967

Legal & General Group PLC (United Kingdom)			36,004	93,321

Lend Lease Group (Australia)			55,458	525,934

Lexington Realty Trust(R)			33,853	342,254

Lincoln National Corp.			99,900	3,873,123

Link REIT (The) (Hong Kong)(R)			13,500	92,355

Lloyds Banking Group PLC (United Kingdom)			125,841	92,535

LTC Properties, Inc.(R)			8,870	458,845

Macquarie Group, Ltd. (Australia)			3,438	178,800

Maiden Holdings, Ltd. (Bermuda)			13,648	167,052

MainSource Financial Group, Inc.			12,245	270,002

Meta Financial Group, Inc.			4,529	230,798

Metro Bank PLC (United Kingdom)(NON)(S)			12,644	306,930

MFA Financial, Inc.(R)			180,630	1,313,180

Mid-America Apartment Communities, Inc.(R)			16,300	1,734,320

Mitsubishi Estate Co., Ltd. (Japan)			9,000	164,557

Mitsubishi UFJ Financial Group, Inc. (Japan)			309,900	1,381,327

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			232,900	889,730

Mitsui Fudosan Co., Ltd. (Japan)			20,000	456,559

Mizuho Financial Group, Inc. (Japan)			1,117,500	1,599,901

Morgan Stanley			329,400	8,557,812

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			9,112	1,522,873

National Health Investors, Inc.(R)			9,087	682,343

Natixis SA (France)			61,345	235,612

Nelnet, Inc. Class A			9,409	326,963

New World Development Co., Ltd. (Hong Kong)			720,000	731,403

NN Group NV (Netherlands)			25,547	709,716

Nomura Real Estate Holdings, Inc. (Japan)			16,500	287,086

One Liberty Properties, Inc.(R)			8,116	193,567

Onex Corp. (Canada)			1,505	92,028

Oppenheimer Holdings, Inc. Class A			8,453	130,683

Opus Bank			7,329	247,720

ORIX Corp. (Japan)			96,100	1,227,145

Pacific Premier Bancorp, Inc.(NON)			7,676	184,224

PacWest Bancorp			3,287	130,757

Partners Group Holding AG (Switzerland)			545	233,694

PennyMac Financial Services, Inc. Class A(NON)			12,237	152,840

Peoples Bancorp, Inc.			7,427	161,834

Permanent TSB Group Holdings PLC (Ireland)(NON)			122,040	229,769

Persimmon PLC (United Kingdom)			9,070	176,994

PNC Financial Services Group, Inc. (The)			3,951	321,572

Popular, Inc. (Puerto Rico)			63,603	1,863,568

ProAssurance Corp.			669	35,825

Prudential Financial, Inc.			141,500	10,094,610

Prudential PLC (United Kingdom)			41,332	704,124

Public Storage(R)			461	117,827

Raiffeisen Bank International AG (Austria)(NON)			10,823	136,220

Ramco-Gershenson Properties Trust(R)			9,954	195,198

Realogy Holdings Corp.(NON)			80,400	2,333,208

Regions Financial Corp.			297,800	2,534,278

Reinsurance Group of America, Inc.			14,192	1,376,482

RenaissanceRe Holdings, Ltd.			666	78,215

Republic Bancorp, Inc. Class A			4,909	135,636

Resona Holdings, Inc. (Japan)			282,000	1,027,249

SCOR SE (France)			8,037	242,116

Sekisui Chemical Co., Ltd. (Japan)			11,600	142,188

Select Income REIT(R)			6,247	162,360

Shriram Transport Finance Co., Ltd. (India)			16,469	294,233

Simon Property Group, Inc.(R)			9,200	1,995,480

Skandinaviska Enskilda Banken AB (Sweden)			19,951	173,386

SLM Corp.(NON)			11,076	68,450

Societe Generale SA (France)			26,144	826,223

St James's Place PLC (United Kingdom)			15,166	162,446

STAG Industrial, Inc.(R)			8,725	207,742

Starwood Property Trust, Inc.(R)			115,449	2,392,103

Stockland (Units) (Australia)(R)			64,651	227,700

Sumitomo Mitsui Financial Group, Inc. (Japan)			68,900	1,975,381

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			94,000	304,212

Sumitomo Realty & Development Co., Ltd. (Japan)			6,000	161,914

Sumitomo Warehouse Co., Ltd. (The) (Japan)			60,000	297,402

Summit Hotel Properties, Inc.(R)			21,435	283,799

Sun Hung Kai Properties, Ltd. (Hong Kong)			15,000	180,720

Suruga Bank, Ltd. (Japan)			3,500	79,034

Surya Semesta Internusa Tbk PT (Indonesia)			1,377,900	65,217

Swedbank AB Class A (Sweden)			9,412	196,876

Swiss Life Holding AG (Switzerland)			3,440	794,685

Swiss Re AG (Switzerland)			23,899	2,089,400

Synchrony Financial(NON)			349,055	8,824,110

Talmer Bancorp, Inc. Class A			13,692	262,476

TCF Financial Corp.			25,403	321,348

Turkiye Garanti Bankasi AS (Turkey)			70,969	189,377

Two Harbors Investment Corp.(R)			119,829	1,025,736

U.S. Bancorp			3,894	157,045

UBS Group AG (Switzerland)			25,159	325,522

United Community Banks, Inc.			8,178	149,576

United Insurance Holdings Corp.			28,852	472,596

Universal Health Realty Income Trust(R)			2,073	118,534

Validus Holdings, Ltd.			1,460	70,941

Virgin Money Holdings UK PLC (United Kingdom)			52,276	175,565

Voya Financial, Inc.			103,300	2,557,708

WageWorks, Inc.(NON)			3,323	198,749

Wells Fargo & Co.			137,636	6,514,312

Western Alliance Bancorp(NON)			11,545	376,944

Wharf Holdings, Ltd. (The) (Hong Kong)			25,000	152,947

Wheelock and Co., Ltd. (Hong Kong)			159,000	748,905

Woori Bank (South Korea)			20,361	169,265

Worldpay Group PLC (United Kingdom)(NON)			90,119	328,024

XL Group PLC			7,520	250,491

Zions Bancorporation			8,955	225,039

				212,550,843
Health care (7.5%)

ACADIA Pharmaceuticals, Inc.(NON)			3,834	124,452

Actelion, Ltd. (Switzerland)			2,480	416,135

AIN Holdings, Inc. (Japan)			7,500	580,433

Akorn, Inc.(NON)			4,771	135,902

Albany Molecular Research, Inc.(NON)(S)			27,178	365,272

Alfresa Holdings Corp. (Japan)			20,900	435,250

Allergan PLC(NON)			1,961	453,167

AMAG Pharmaceuticals, Inc.(NON)(S)			13,155	314,668

AmerisourceBergen Corp.			141,579	11,230,046

Amgen, Inc.			109,900	16,721,285

AmSurg Corp.(NON)			1,864	144,535

ANI Pharmaceuticals, Inc.(NON)(S)			2,561	142,955

Anthem, Inc.			85,100	11,177,034

Applied Genetic Technologies Corp.(NON)			7,986	112,842

Aralez Pharmaceuticals, Inc. (Canada)(NON)(S)			46,226	152,546

Ardelyx, Inc.(NON)(S)			15,902	138,824

ARIAD Pharmaceuticals, Inc.(NON)			16,497	121,913

Astellas Pharma, Inc. (Japan)			146,100	2,286,361

AstraZeneca PLC (United Kingdom)			31,620	1,882,307

Aurobindo Pharma, Ltd. (India)			18,042	198,380

Bayer AG (Germany)			8,228	827,837

Bio-Rad Laboratories, Inc. Class A(NON)			288	41,190

Biospecifics Technologies Corp.(NON)			3,372	134,678

Bruker Corp.			39,300	893,682

C.R. Bard, Inc.			32,100	7,548,636

Cardinal Health, Inc.			70,195	5,475,912

Cardiome Pharma Corp. (Canada)(NON)			60,954	312,694

Celgene Corp.(NON)			1,800	177,534

Centene Corp.(NON)			7,760	553,831

Charles River Laboratories International, Inc.(NON)			31,491	2,596,118

Chemed Corp.			6,153	838,715

Clinigen Group PLC (United Kingdom)			31,096	251,860

Cochlear, Ltd. (Australia)			2,210	200,450

Conmed Corp.			6,319	301,606

DaVita HealthCare Partners, Inc.(NON)			2,658	205,517

Depomed, Inc.(NON)			4,979	97,688

DexCom, Inc.(NON)			4,259	337,866

Dynavax Technologies Corp.(NON)(S)			11,048	161,080

Eagle Pharmaceuticals, Inc.(NON)(S)			2,265	87,859

Emergent BioSolutions, Inc.(NON)			10,298	289,580

Endo International PLC(NON)			24,675	384,683

Entellus Medical, Inc.(NON)(S)			4,760	86,965

FivePrime Therapeutics, Inc.(NON)			3,710	153,409

Gilead Sciences, Inc.			182,700	15,240,834

GlaxoSmithKline PLC (United Kingdom)			141,284	3,037,364

Globus Medical, Inc. Class A(NON)(S)			7,747	184,611

Grifols SA ADR (Spain)			22,022	367,107

Halozyme Therapeutics, Inc.(NON)(S)			8,122	70,093

Halyard Health, Inc.(NON)			12,489	406,142

HealthEquity, Inc.(NON)			7,725	234,724

HealthSouth Corp.			10,267	398,565

Hologic, Inc.(NON)			112,900	3,906,340

Horizon Pharma PLC(NON)(S)			26,071	429,389

ICU Medical, Inc.(NON)			7,047	794,549

Immune Design Corp.(NON)(S)			5,237	42,734

Impax Laboratories, Inc.(NON)			13,724	395,526

INC Research Holdings, Inc. Class A(NON)			4,422	168,611

Incyte Corp.(NON)			5,500	439,890

Inotek Pharmaceuticals Corp.(NON)(S)			7,463	55,525

Insys Therapeutics, Inc.(NON)(S)			4,809	62,228

Integer Holdings Corp.(NON)			12,662	391,636

Integra LifeSciences Holdings Corp.(NON)			2,542	202,801

Jazz Pharmaceuticals PLC(NON)			9,819	1,387,523

Johnson & Johnson			242,440	29,407,972

Kindred Healthcare, Inc.			9,973	112,595

Lannett Co., Inc.(NON)(S)			13,304	316,502

Ligand Pharmaceuticals, Inc.(NON)(S)			1,491	177,832

Lonza Group AG (Switzerland)			2,661	440,963

McKesson Corp.			36,274	6,770,542

Medicines Co. (The)(NON)			8,053	270,822

Medipal Holdings Corp. (Japan)			35,000	574,311

Medivation, Inc.(NON)			5,026	303,068

MEDNAX, Inc.(NON)			941	68,157

Merck & Co., Inc.			3,907	225,082

Merrimack Pharmaceuticals, Inc.(NON)(S)			18,691	100,744

MiMedx Group, Inc.(NON)(S)			23,015	183,660

Mitsubishi Tanabe Pharma Corp. (Japan)			13,000	233,175

Molina Healthcare, Inc.(NON)			1,172	58,483

Myriad Genetics, Inc.(NON)			3,364	102,938

Neurocrine Biosciences, Inc.(NON)			2,611	118,670

Novartis AG (Switzerland)			40,857	3,361,051

Novavax, Inc.(NON)(S)			9,262	67,335

Novo Nordisk A/S Class B (Denmark)			11,032	593,269

Omega Healthcare Investors, Inc.(R)(S)			7,392	250,958

Ophthotech Corp.(NON)			4,270	217,898

OraSure Technologies, Inc.(NON)			27,460	162,289

Pacira Pharmaceuticals, Inc.(NON)			4,052	136,674

PerkinElmer, Inc.			1,688	88,485

Pfizer, Inc.			17,816	627,301

PharMerica Corp.(NON)			18,069	445,582

Portola Pharmaceuticals, Inc.(NON)			2,365	55,814

Prestige Brands Holdings, Inc.(NON)			5,082	281,543

Prothena Corp. PLC (Ireland)(NON)(S)			6,368	222,625

RadNet, Inc.(NON)			24,792	132,389

Repligen Corp.(NON)			5,613	153,572

Rigel Pharmaceuticals, Inc.(NON)			16,983	37,872

Roche Holding AG (Switzerland)			11,752	3,102,887

Rockwell Medical, Inc.(NON)			22,106	167,342

Sage Therapeutics, Inc.(NON)			1,963	59,145

Sanofi (France)			38,108	3,203,280

Select Medical Holdings Corp.(NON)(S)			26,631	289,479

Shionogi & Co., Ltd. (Japan)			4,200	228,418

Shire PLC (United Kingdom)			14,781	910,206

Spectranetics Corp. (The)(NON)			8,183	153,104

STERIS PLC (United Kingdom)			3,422	235,263

Sucampo Pharmaceuticals, Inc. Class A(NON)			13,635	149,576

Supernus Pharmaceuticals, Inc.(NON)			11,421	232,646

Surgical Care Affiliates, Inc.(NON)			11,165	532,236

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)			472	68,723

TESARO, Inc.(NON)(S)			6,740	566,497

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			13,680	687,146

Thermo Fisher Scientific, Inc.			3,114	460,125

Tokai Pharmaceuticals, Inc.(NON)(S)			4,746	26,150

Triple-S Management Corp. Class B (Puerto Rico)(NON)			7,022	171,547

Ultragenyx Pharmaceutical, Inc.(NON)			1,836	89,799

uniQure NV (Netherlands)(NON)			5,210	38,398

VCA, Inc.(NON)			20,300	1,372,483

VWR Corp.(NON)			13,903	401,797

Waters Corp.(NON)			791	111,254

Zeltiq Aesthetics, Inc.(NON)(S)			8,475	231,622

Zoetis, Inc.			127,900	6,070,134

				163,169,319
Technology (9.1%)

A10 Networks, Inc.(NON)			17,431	112,779

Accenture PLC Class A			3,602	408,071

Adobe Systems, Inc.(NON)			113,400	10,862,586

Advanced Energy Industries, Inc.(NON)			20,273	769,563

Agilent Technologies, Inc.			134,500	5,966,420

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			4,236	336,889

Alphabet, Inc. Class A(NON)			22,013	15,486,806

Amadeus IT Holding SA Class A (Spain)			12,028	526,929

Ambarella, Inc.(NON)(S)			3,042	154,564

Amdocs, Ltd.			78,480	4,529,866

Apigee Corp.(NON)			15,352	187,601

Apple, Inc.			228,044	21,801,006

Applied Materials, Inc.			206,800	4,956,996

Arrow Electronics, Inc.(NON)			2,964	183,472

ASML Holding NV (Netherlands)			1,490	147,693

Aspen Technology, Inc.(NON)			4,899	197,136

AtoS SE (France)			10,760	898,768

AVG Technologies NV (Netherlands)(NON)			12,860	244,211

Blackbaud, Inc.			4,423	300,322

Brocade Communications Systems, Inc.			237,535	2,180,571

CACI International, Inc. Class A(NON)			1,949	176,209

Casetek Holdings, Ltd. (Taiwan)			33,000	115,679

Cavium, Inc.(NON)			3,812	147,143

CEVA, Inc.(NON)			13,288	361,035

Ciena Corp.(NON)			6,542	122,663

Cirrus Logic, Inc.(NON)			10,660	413,501

Cisco Systems, Inc.			122,911	3,526,317

COLOPL, Inc. (Japan)			9,900	195,821

CompuGroup Medical SE (Germany)			9,301	386,771

Computer Sciences Corp.			116,173	5,767,989

Cornerstone OnDemand, Inc.(NON)			4,866	185,200

Cray, Inc.(NON)			1,491	44,611

CSG Systems International, Inc.			12,253	493,918

CSRA, Inc.			43,662	1,023,001

Cypress Semiconductor Corp.			47,249	498,477

DSP Group, Inc.(NON)			29,968	317,960

DST Systems, Inc.			1,652	192,342

eBay, Inc.(NON)			526,439	12,323,937

EnerSys			9,040	537,609

Facebook, Inc. Class A(NON)			1,700	194,276

Fidelity National Information Services, Inc.			1,489	109,710

Fiserv, Inc.(NON)			2,536	275,739

Fleetmatics Group PLC (Ireland)(NON)			4,356	188,745

Fujitsu, Ltd. (Japan)			54,000	197,881

GenMark Diagnostics, Inc.(NON)			21,111	183,666

Genpact, Ltd.(NON)			1,877	50,379

Gentex Corp.			1,284	19,838

Gigamon, Inc.(NON)			3,014	112,693

GungHo Online Entertainment, Inc. (Japan)(S)			129,500	348,762

Hoya Corp. (Japan)			13,400	477,095

Imprivata, Inc.(NON)			15,433	216,062

Infineon Technologies AG (Germany)			2,107	30,279

Infinera Corp.(NON)			18,751	211,511

Ingram Micro, Inc. Class A			2,062	71,716

Integrated Device Technology, Inc.(NON)			10,791	217,223

Intersil Corp. Class A			16,364	221,569

Intuit, Inc.			29,600	3,303,656

Ixia(NON)			20,470	201,015

j2 Global, Inc.			8,330	526,206

L-3 Communications Holdings, Inc.			67,533	9,906,416

Lattice Semiconductor Corp.(NON)			69,812	373,494

Leidos Holdings, Inc.			86,118	4,122,469

Lenovo Group, Ltd. (China)			250,000	151,048

Maxim Integrated Products, Inc.			145,419	5,190,004

Mellanox Technologies, Ltd. (Israel)(NON)			11,166	535,521

Mentor Graphics Corp.			21,704	461,427

Microsemi Corp.(NON)			5,109	166,962

Microsoft Corp.			574,336	29,388,773

Mixi, Inc. (Japan)			6,800	278,477

MKS Instruments, Inc.			9,337	402,051

MobileIron, Inc.(NON)			42,205	128,725

Monolithic Power Systems, Inc.			3,352	229,009

Motorola Solutions, Inc.			46,300	3,054,411

MTS Systems Corp.			2,008	88,031

Murata Manufacturing Co., Ltd. (Japan)			5,400	605,763

NCR Corp.(NON)			70,940	1,970,004

NEC Corp. (Japan)			77,000	178,640

Netscout Systems, Inc.(NON)			1,824	40,584

NetSuite, Inc.(NON)			1,400	101,920

Nexon Co., Ltd. (Japan)			28,500	418,680

Nokia OYJ (Finland)(NON)			118,408	672,877

Nuance Communications, Inc.(NON)			95,400	1,491,102

NVIDIA Corp.			243,500	11,446,935

ON Semiconductor Corp.(NON)			37,653	332,099

Oracle Corp Japan (Japan)			2,800	149,025

Otsuka Corp. (Japan)			1,900	88,281

Paychex, Inc.			6,456	384,132

Paycom Software, Inc.(NON)			3,529	152,488

Perficient, Inc.(NON)			12,396	251,763

Plantronics, Inc.			7,198	316,712

Plexus Corp.(NON)			9,591	414,331

Power Integrations, Inc.			3,514	175,946

Proofpoint, Inc.(NON)(S)			5,307	334,819

PROS Holdings, Inc.(NON)			13,969	243,480

QAD, Inc. Class A			9,601	185,011

Red Hat, Inc.(NON)			49,100	3,564,660

RIB Software AG (Germany)(S)			18,793	182,435

Rovi Corp.(NON)			9,872	154,398

Samsung Electronics Co., Ltd. (South Korea)			1,340	1,668,111

Sanmina Corp.(NON)			8,986	240,915

Sartorius AG (Preference) (Germany)			3,356	245,991

Seiko Epson Corp. (Japan)			8,000	127,843

Semtech Corp.(NON)			2,709	64,637

Sensata Technologies Holding NV(NON)			12,309	429,461

Silicon Laboratories, Inc.(NON)			1,974	96,213

SK Hynix, Inc. (South Korea)			5,053	143,616

Skyworks Solutions, Inc.			3,253	205,850

SoftBank Corp. (Japan)			5,600	316,820

Sopra Steria Group (France)			1,706	177,060

Synaptics, Inc.(NON)			2,811	151,091

Synchronoss Technologies, Inc.(NON)			3,435	109,439

SYNNEX Corp.			4,010	380,228

Synopsys, Inc.(NON)			1,854	100,264

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			40,000	202,263

TDK Corp. (Japan)			4,900	273,032

Tencent Holdings, Ltd. (China)			16,500	375,898

Tessera Technologies, Inc.			11,815	362,012

Tower Semiconductor, Ltd. (Israel)(NON)(S)			45,226	561,707

Tyler Technologies, Inc.(NON)			2,983	497,296

Ultimate Software Group, Inc.(NON)			961	202,089

Veeva Systems, Inc. Class A(NON)(S)			7,381	251,840

VeriFone Systems, Inc.(NON)			5,928	109,905

Verint Systems, Inc.(NON)			4,492	148,820

Web.com Group, Inc.(NON)			21,178	385,016

Woodward, Inc.			10,696	616,517

Xerox Corp.			561,800	5,331,482

Xilinx, Inc.			1,867	86,125

Yahoo Japan Corp. (Japan)			62,500	275,242

Zendesk, Inc.(NON)			5,420	142,980

				196,853,119
Transportation (1.4%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)			29,911	164,511

Aena SA (Spain)(NON)			2,213	291,405

ANA Holdings, Inc. (Japan)			216,000	612,857

AP Moeller - Maersk A/S (Denmark)			414	545,857

Aurizon Holdings, Ltd. (Australia)			79,713	288,752

Central Japan Railway Co. (Japan)			9,800	1,734,565

CH Robinson Worldwide, Inc.			6,000	445,500

ComfortDelgro Corp., Ltd. (Singapore)			244,700	501,536

Delta Air Lines, Inc.			264,031	9,618,649

Deutsche Post AG (Germany)			50,108	1,398,945

DHT Holdings, Inc. (Bermuda)			36,050	181,332

easyJet PLC (United Kingdom)			7,256	105,401

International Consolidated Airlines Group SA (Spain)			42,657	213,536

Japan Airlines Co., Ltd. (Japan)			23,900	767,106

Matson, Inc.			5,823	188,025

Qantas Airways, Ltd. (Australia)			218,159	459,977

Royal Mail PLC (United Kingdom)			122,934	833,401

Ryanair Holdings PLC ADR (Ireland)			5,022	349,230

Saia, Inc.(NON)			8,379	210,648

Scorpio Tankers, Inc.			26,518	111,376

Singapore Airlines, Ltd. (Singapore)			21,500	170,520

United Parcel Service, Inc. Class B(S)			99,932	10,764,675

Wabtec Corp.(S)			3,539	248,544

Yangzijiang Shipbuilding Holdings, Ltd. (China)			1,543,900	1,040,194

				31,246,542
Utilities and power (2.2%)

American Electric Power Co., Inc.			33,315	2,335,048

American Water Works Co., Inc.			1,117	94,398

Centrica PLC (United Kingdom)			111,669	337,139

China Water Affairs Group, Ltd. (China)			498,000	288,265

Chubu Electric Power Co., Inc. (Japan)			17,700	252,028

CLP Holdings, Ltd. (Hong Kong)			116,000	1,185,945

Dynegy, Inc.(NON)			15,853	273,306

E.ON SE (Germany)			109,800	1,098,510

Edison International			62,200	4,831,074

Endesa SA (Spain)			49,776	1,001,119

Enel SpA (Italy)			168,296	748,496

ENI SpA (Italy)			18,837	304,117

Entergy Corp.			158,425	12,887,874

Iberdrola SA (Spain)			300,099	2,027,043

Korea Electric Power Corp. (South Korea)			1,058	55,834

NiSource, Inc.			74,300	1,970,436

PG&E Corp.			4,346	277,796

PPL Corp.			183,300	6,919,575

RWE AG (Germany)(NON)			28,488	450,179

Southern Co. (The)			8,384	449,634

SSE PLC (United Kingdom)			12,737	266,329

Toho Gas Co., Ltd. (Japan)			81,000	659,010

Tohoku Electric Power Co., Inc. (Japan)			10,500	131,676

Tokyo Electric Power Company Holdings, Inc. (Japan)(NON)			31,900	134,519

Tokyo Gas Co., Ltd. (Japan)			61,000	250,418

UGI Corp.			138,800	6,280,631

Vectren Corp.			12,300	647,841

Veolia Environnement SA (France)			34,803	756,079

				46,914,319

Total common stocks (cost $1,121,952,812)				$1,189,936,970

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (17.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.8%)

Government National Mortgage Association Pass-Through Certificates
4s, with due dates from March 15, 2046 to March 20, 2046			$994,860	$1,094,930
3 1/2s, TBA, August 1, 2046			33,000,000	34,970,978
3 1/2s, TBA, July 1, 2046			65,000,000	68,976,174

				105,042,082
U.S. Government Agency Mortgage Obligations (12.5%)

Federal Home Loan Bank unsec. notes 2.000%, September 9, 2016(i)			150,000	151,385

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, July 1, 2046			23,000,000	26,306,250
4s, TBA, August 1, 2046			64,000,000	68,564,998
4s, TBA, July 1, 2046			64,000,000	68,620,000
3 1/2s, with due dates from October 1, 2045 to November 1, 2045			954,451	1,020,033
3 1/2s, TBA, July 1, 2046			1,000,000	1,054,922
3s, June 1, 2046(FWC)			1,000,000	1,044,531
3s, TBA, August 1, 2046			21,000,000	21,750,586
3s, TBA, July 1, 2046			44,000,000	45,653,436
3s, TBA, July 1, 2031			35,000,000	36,692,579
2.737%, November 1, 2038(i)			184,508	192,923

				271,051,643

Total U.S. government and agency mortgage obligations (cost $373,890,076)				$376,093,725

CORPORATE BONDS AND NOTES (15.1%)(a)
			Principal amount	Value

Basic materials (1.0%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$250,000	$249,625

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			400,000	411,646

Agrium, Inc. sr. unsec. unsub. notes 5 1/4s, 2045 (Canada)			150,000	160,900

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)			585,000	688,838

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			80,000	79,500

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			680,000	726,955

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			270,000	282,825

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023			235,000	272,013

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			272,000	277,440

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023			385,000	418,688

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)			155,000	173,213

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			228,000	241,965

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			470,000	455,900

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			47,000	44,576

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			58,000	56,493

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			98,000	113,072

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7s, 2025			60,000	50,325

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			90,000	76,500

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			340,000	317,050

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			370,000	359,825

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8s, 2021			67,000	67,000

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			220,000	218,664

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3 1/2s, 2024			965,000	1,024,315

E.I. du Pont de Nemours & Co. sr. unsec. notes 3 5/8s, 2021			525,000	563,104

Eastman Chemical Co. sr. unsec. notes 3.8s, 2025			295,000	312,425

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			369,000	297,968

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			163,000	159,791

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			230,000	221,950

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55s, 2022 (Indonesia)			25,000	22,000

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2023			455,000	508,463

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			1,283,000	1,199,605

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025			680,000	601,800

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020			670,000	629,800

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			303,000	317,362

HD Supply, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2024			115,000	119,600

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			295,000	247,063

Huntsman International, LLC company guaranty sr. unsec. notes 5 1/8s, 2022			35,000	34,650

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			270,000	271,350

Joseph T Ryerson & Son, Inc. 144A sr. notes 11s, 2022			200,000	207,000

Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2023			260,000	276,900

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020			147,000	151,961

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			310,000	369,275

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			255,000	248,869

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			145,000	145,000

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)			385,000	319,507

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			40,000	38,939

Monsanto Company sr. unsec. sub. notes 5 1/2s, 2025			815,000	944,517

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			125,000	127,500

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2022 (Canada)			90,000	87,750

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			345,000	352,763

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			440,000	458,700

Novelis, Inc. company guaranty sr. unsec. notes 8 3/8s, 2017			70,000	71,575

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			300,000	326,653

Pactiv LLC sr. unsec. unsub. bonds 8 3/8s, 2027			30,000	31,500

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			230,000	227,700

PQ Corp. 144A company guaranty sr. notes 6 3/4s, 2022			65,000	67,763

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 9s, 2019 (Australia)			265,000	318,407

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			135,000	143,100

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2020			80,000	91,000

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			113,000	116,955

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2024			45,000	46,181

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2022			45,000	46,294

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			40,000	41,650

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)			110,000	128,288

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			375,000	393,750

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			165,000	168,713

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			13,000	13,260

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			25,000	25,594

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8 1/2s, 2024 (Canada)			35,000	36,050

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021 (Canada)			50,000	51,500

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021			350,000	245,875

U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2024			240,000	240,000

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2023			165,000	162,938

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			23,000	24,064

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			210,000	219,975

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6s, 2023			173,000	152,240

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.2s, 2030			800,000	1,073,928

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95s, 2031			245,000	326,949

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			228,000	241,544

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			405,000	535,815

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			365,000	374,125

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			80,000	82,200

Zekelman Industries, Inc. 144A company guaranty sr. notes 9 7/8s, 2023			190,000	191,900

				22,220,426
Capital goods (0.7%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			597,000	602,970

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			132,000	146,520

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2024			170,000	166,600

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022			180,000	180,000

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2024 (Ireland)			405,000	414,113

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			95,000	96,781

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			210,000	211,575

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			60,000	58,050

Berry Plastics Corp. company guaranty notes 6s, 2022			70,000	72,363

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			57,000	58,354

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023			220,000	220,000

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			240,000	267,540

Bombardier, Inc. 144A sr. unsec. unsub. notes 4 3/4s, 2019 (Canada)			245,000	233,975

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			315,000	343,350

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			865,000	919,615

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7 3/8s, 2026			80,000	88,000

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			510,000	523,771

Delphi Corp. company guaranty sr. unsec. notes 5s, 2023			810,000	858,600

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)			104,000	108,940

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022			315,000	275,625

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			290,000	306,348

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			245,000	250,618

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			315,000	411,254

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			255,000	286,450

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			370,000	362,600

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)			686,000	934,608

Manitowoc Foodservice, Inc. 144A sr. unsec. notes 9 1/2s, 2024			450,000	502,875

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			295,000	273,613

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035			225,000	254,507

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025			240,000	261,630

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			295,000	298,688

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025			340,000	349,350

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022			180,000	185,400

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			135,000	164,634

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			100,000	103,250

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			100,000	104,612

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN 4.127s, 2021			530,000	531,325

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7s, 2024			215,000	221,343

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			385,000	399,438

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5s, 2026			95,000	96,365

Terex Corp. company guaranty sr. unsec. notes 6s, 2021			229,000	229,286

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8 3/4s, 2023			315,000	308,700

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			133,000	140,980

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024			222,000	225,192

TransDigm, Inc. 144A company guaranty sr. unsec. sub. bonds 6 3/8s, 2026			150,000	149,625

United Technologies Corp. sr. unsec. unsub. notes 5 3/8s, 2017			736,000	783,577

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			210,000	212,755

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			435,000	440,981

				14,636,746
Communication services (1.4%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			165,000	202,307

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	200,223

American Tower Corp. sr. unsec. notes 4s, 2025(R)			990,000	1,052,831

AT&T, Inc. sr. unsec. unsub. notes 5.8s, 2019			535,000	592,970

AT&T, Inc. sr. unsec. unsub. notes 4 3/4s, 2046			765,000	784,028

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025			765,000	782,524

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			865,000	868,555

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			240,000	253,500

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			40,000	41,020

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			70,000	74,943

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 5/8s, 2022			83,000	87,565

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			129,000	131,903

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5 1/2s, 2026			125,000	126,875

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024			330,000	342,375

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5 3/4s, 2026			60,000	61,800

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2023			199,000	200,119

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			113,000	111,023

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			24,000	24,900

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			218,000	207,100

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			190,000	180,975

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. bonds 6.484s, 2045			1,645,000	1,964,165

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. notes 4.908s, 2025			480,000	524,785

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			865,000	890,368

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			790,000	1,136,300

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			110,000	150,586

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45s, 2037			345,000	474,712

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			355,000	398,331

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)			135,000	148,163

Crown Castle International Corp. sr. unsec. unsub. bonds 3.7s, 2026(R)			670,000	689,542

Crown Castle Towers, LLC 144A company guaranty sr. notes 6.113s, 2020			660,000	731,699

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			75,000	81,760

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			90,000	81,900

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			338,000	344,760

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8 3/4s, 2030 (Netherlands)			435,000	655,062

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			200,000	170,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			190,000	176,700

Frontier Communications Corp. sr. unsec. notes 11s, 2025			220,000	227,700

Frontier Communications Corp. sr. unsec. notes 10 1/2s, 2022			275,000	290,984

Frontier Communications Corp. sr. unsec. notes 8 7/8s, 2020			65,000	69,388

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			15,000	14,141

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			30,000	26,625

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			89,000	61,410

Intelsat Jackson Holdings SA company guaranty sr. unsec. unsub. bonds 6 5/8s, 2022 (Bermuda)			128,000	86,400

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			28,000	6,860

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)			47,000	11,633

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			185,000	255,882

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			50,000	50,625

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			125,000	130,249

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			155,000	155,581

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			175,000	176,750

Numericable-SFR SA 144A company guaranty sr. notes 7 3/8s, 2026 (France)			230,000	227,413

Numericable-SFR SA 144A company guaranty sr. notes 6s, 2022 (France)			400,000	391,000

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			277,000	305,589

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			53,000	53,795

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			115,000	122,671

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			510,000	539,571

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6 7/8s, 2028			497,000	390,145

Sprint Communications, Inc. sr. unsec. notes 7s, 2020			67,000	59,546

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			107,000	109,579

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			169,000	179,985

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023			318,000	259,965

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021			465,000	396,413

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023			582,000	618,375

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 3/8s, 2025			570,000	595,650

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			127,000	132,715

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023			50,000	51,750

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			7,000	7,394

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			47,000	49,350

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			43,000	43,699

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			213,000	223,384

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			400,000	556,745

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			500,000	498,750

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			342,000	378,609

Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020			627,000	648,860

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			58,000	74,031

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048			3,454,000	3,596,650

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			815,000	840,385

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			160,000	200,932

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			340,000	351,900

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			1,498,000	1,495,769

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022			285,000	265,050

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019			237,000	245,295

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021			103,000	97,078

Windstream Services, LLC company guaranty sr. unsec. notes 6 3/8s, 2023			374,000	314,160

				30,832,800
Conglomerates (0.1%)

General Electric Capital Corp. company guaranty sr. unsec. notes 6 3/4s, 2032			649,000	910,840

General Electric Co. jr. unsec. sub. FRB Ser. D, 5s, perpetual maturity			378,000	401,153

				1,311,993
Consumer cyclicals (2.1%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7 3/4s, 2024			350,000	457,079

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045			1,425,000	2,081,540

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			851,000	854,017

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			74,000	74,370

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/4s, 2025			95,000	94,525

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023			215,000	221,450

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			310,000	272,025

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			1,015,000	1,109,415

Bed Bath & Beyond, Inc. sr. unsec. sub. notes 5.165s, 2044			452,000	398,251

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			122,000	112,240

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			132,000	54,120

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			110,000	117,150

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub. bonds 6 3/8s, 2026			75,000	78,375

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			214,000	213,465

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			344,000	328,950

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021			264,000	280,500

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2024			65,000	66,950

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			377,000	534,486

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			84,000	87,150

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			93,000	95,284

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			99,000	100,733

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2023			53,000	52,470

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020			175,000	166,250

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			420,000	420,000

Daimler Finance North America, LLC 144A company guaranty sr. unsec. unsub. notes 2 3/8s, 2018			1,592,000	1,627,347

Dollar General Corp. sr. unsec. sub. notes 3 1/4s, 2023			585,000	607,329

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			55,000	58,438

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2020			40,000	41,200

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7s, 2023			185,000	191,938

Entercom Radio, LLC company guaranty sr. unsec. notes 10 1/2s, 2019			113,000	119,215

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			535,000	598,434

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2026			915,000	950,362

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5 1/4s, 2023 (Italy)			235,000	233,531

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			162,000	200,676

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			390,000	595,110

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			841,000	1,127,667

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			235,000	329,562

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 8 1/8s, 2020			1,060,000	1,262,105

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.134s, 2025			260,000	278,759

General Motors Co. sr. unsec. notes 5.2s, 2045			25,000	24,768

General Motors Co. sr. unsec. unsub. notes 6 3/4s, 2046			360,000	427,027

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			177,000	180,669

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3s, 2017			255,000	258,694

General Motors Financial Co., Inc. company guaranty sr. unsec. sub. notes 2 5/8s, 2017			460,000	464,252

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025			288,000	295,483

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025			170,000	172,008

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45s, 2022			920,000	919,350

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			97,000	53,956

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2020			130,000	134,713

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2026			105,000	108,150

Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5s, 2026			75,000	76,406

Gray Television, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			140,000	145,950

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	165,000	130,268

Grupo Televisa SAB sr. unsec. unsub. bonds 6 5/8s, 2040 (Mexico)			$545,000	625,613

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			150,000	150,375

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			25,000	33,605

Home Depot, Inc. (The) sr. unsec. unsub. notes 2 5/8s, 2022			795,000	831,999

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			184,000	208,540

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			851,000	935,576

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			394,000	396,955

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85s, 2026			893,000	971,203

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			100,000	101,145

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			117,000	87,750

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			132,000	136,950

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			65,000	67,255

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			340,000	319,600

JC Penney Corp, Inc. 144A company guaranty sr. notes 5 7/8s, 2023			55,000	55,344

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			100,000	87,500

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			245,000	234,588

Johnson Controls, Inc. sr. unsec. unsub. notes 4.95s, 2064			515,000	513,394

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			107,000	120,643

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			53,000	56,975

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			84,000	87,360

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			90,000	93,150

Lear Corp. company guaranty sr. unsec. notes 5 1/4s, 2025			30,000	31,463

Lear Corp. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			330,000	347,325

Lennar Corp. company guaranty sr. unsec. notes 4 1/2s, 2019			57,000	59,160

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			330,000	335,363

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2021			145,000	150,800

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			125,000	125,625

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			172,000	189,010

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			151,000	156,663

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			295,000	283,200

MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			95,000	100,463

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			230,000	251,275

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			45,000	47,250

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			70,000	78,610

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			175,000	189,000

Mustang Merger Corp. 144A sr. unsec. notes 8 1/2s, 2021			45,000	47,025

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021			173,000	121,533

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			185,000	167,425

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)			375,000	285,000

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8s, 2021			60,000	48,900

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)			220,000	227,700

Nortek, Inc. company guaranty sr. unsec. sub. notes 8 1/2s, 2021			325,000	337,188

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85s, 2023			115,000	123,759

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55s, 2026			430,000	450,847

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.6s, 2026			1,225,000	1,290,208

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2025			95,000	97,850

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024			152,000	156,180

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021			172,000	175,010

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2026			135,000	128,250

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			127,000	127,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			110,000	106,150

Priceline Group, Inc. (The) sr. unsec. notes 3.65s, 2025			786,000	832,638

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			268,000	303,510

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2026			400,000	410,000

QVC, Inc. company guaranty sr. notes 4.85s, 2024			195,000	201,855

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023			284,000	286,130

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022			263,000	268,918

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			109,000	111,725

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			150,000	155,438

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.4s, 2026			490,000	549,952

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			135,000	138,038

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			770,000	625,625

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			40,000	25,300

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			115,000	115,575

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			87,000	91,350

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			323,000	332,690

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			110,000	112,475

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024			140,000	144,725

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2020			8,000	8,270

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			203,000	209,344

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5 3/4s, 2025			95,000	98,919

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2022			4,000	4,240

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2020			7,000	7,306

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			70,000	73,850

Standard Industries, Inc. 144A sr. unsec. notes 5 3/8s, 2024			310,000	315,425

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 1/8s, 2021			30,000	30,825

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			110,000	108,900

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			77,000	76,808

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			90,000	87,863

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021			335,000	343,375

Tempur Sealy International, Inc. 144A company guaranty sr. unsec. unsub. bonds 5 1/2s, 2026			120,000	117,900

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044			460,000	459,942

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95s, 2026			1,430,000	1,440,785

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			65,000	64,269

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55s, 2018			865,000	873,314

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 2s, 2018			798,000	813,502

Tribune Media Co. company guaranty sr. unsec. notes 5 7/8s, 2022			130,000	129,350

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			30,000	30,225

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5 1/8s, 2025			215,000	212,581

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			125,000	130,625

Viacom, Inc. sr. unsec. unsub. notes 4 1/2s, 2021			430,000	465,266

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025			110,000	117,430

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			844,000	1,223,195

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			50,000	62,649

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			165,000	175,733

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			65,000	75,620

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022			40,000	40,300

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5 5/8s, 2021			460,000	513,564

				45,252,233
Consumer staples (1.3%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6s, 2022 (Canada)			270,000	280,041

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			65,000	65,975

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			10,000	12,328

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4s, 2024			254,000	284,152

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			1,270,000	1,330,441

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.9s, 2046			2,262,000	2,650,707

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65s, 2026			983,000	1,053,035

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65s, 2021			1,325,000	1,374,045

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1 1/4s, 2018			314,000	314,305

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			895,000	1,426,404

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2 1/2s, 2022			495,000	503,593

Ashtead Capital, Inc. 144A company guaranty notes 6 1/2s, 2022			250,000	260,155

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			240,000	240,600

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			113,000	111,305

BlueLine Rental Finance Corp. 144A notes 7s, 2019			337,000	289,820

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			27,000	31,570

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			400,000	419,921

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8s, 2022			215,000	208,013

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			312,000	310,440

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023			430,000	463,142

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			207,000	233,968

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			125,000	125,781

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			103,000	115,103

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			198,000	199,485

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)			24,000	24,690

CVS Health Corp. sr. unsec. notes 4 3/4s, 2022			732,000	836,100

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			865,000	884,835

CVS Pass-Through Trust sr. notes 6.036s, 2028			39,489	44,593

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			336,092	337,710

Dean Foods Co. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			120,000	123,750

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			1,263,000	1,268,330

Diageo Investment Corp. company guaranty sr. unsec. notes 8s, 2022			165,000	218,239

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045			550,000	581,104

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			509,000	693,448

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			462,000	560,144

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			176,000	189,189

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3 7/8s, 2024 (Mexico)			515,000	533,719

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2044 (Mexico)			400,000	393,764

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			65,000	67,275

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			35,000	36,225

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			43,000	44,505

Kellogg Co. sr. unsec. unsub. notes 3 1/4s, 2026			1,125,000	1,156,413

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5 1/4s, 2026			190,000	194,750

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5s, 2024			190,000	193,325

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2040			420,000	553,192

Kraft Heinz Foods Co. 144A company guaranty sr. unsec. unsub. bonds 4 3/8s, 2046			540,000	571,062

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.9s, 2038			860,000	1,197,492

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			22,000	22,220

McDonald's Corp. sr. unsec. unsub. notes 6.3s, 2037			302,000	399,879

McDonald's Corp. sr. unsec. unsub. notes 5.7s, 2039			393,000	488,325

Newell Brands, Inc. sr. unsec. unsub. notes 4.2s, 2026			1,615,000	1,750,742

PepsiCo, Inc. sr. unsec. unsub. notes 7.9s, 2018			346,000	400,185

PepsiCo, Inc. sr. unsec. unsub. notes 4 1/4s, 2044			190,000	211,120

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			859,000	862,949

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			70,000	69,825

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			92,000	92,690

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021			143,000	137,995

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			270,000	288,225

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			40,000	21,400

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45s, 2026			80,000	82,123

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.3s, 2021			505,000	529,419

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5 3/8s, 2022			155,000	165,850

				28,531,130
Energy (1.3%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			175,000	201,620

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95s, 2019			215,000	238,253

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55s, 2026			310,000	342,974

Antero Resources Corp. company guaranty sr. unsec. notes 5 5/8s, 2023			65,000	63,050

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			60,000	57,600

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			90,000	87,975

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			50,000	52,260

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			254,000	260,199

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022			314,000	277,890

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024 (Canada)			67,000	53,935

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 1/8s, 2021 (Canada)			12,000	10,044

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119s, 2026 (United Kingdom)			695,000	707,218

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315s, 2020 (United Kingdom)			310,000	317,221

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			865,000	869,892

California Resources Corp. 144A company guaranty notes 8s, 2022			310,000	220,100

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			1,515,000	1,558,558

Cenovus Energy, Inc. sr. unsec. bonds 6 3/4s, 2039 (Canada)			25,000	26,253

Cenovus Energy, Inc. sr. unsec. bonds 4.45s, 2042 (Canada)			100,000	79,575

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022			201,000	170,348

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			851,000	852,406

Concho Resources, Inc. company guaranty sr. unsec. notes 5 1/2s, 2023			130,000	130,325

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			54,000	54,270

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05s, 2017			865,000	859,663

Continental Resources, Inc. company guaranty sr. unsec. notes 3.8s, 2024			60,000	52,350

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5s, 2022			185,000	180,838

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			170,000	158,525

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019			285,000	273,089

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			55,000	37,950

Denbury Resources, Inc. 144A company guaranty notes 9s, 2021			282,000	282,000

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7 7/8s, 2031			215,000	250,190

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			70,000	42,000

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9 3/8s, 2020			437,000	309,178

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4s, 2024			65,000	62,431

Halcon Resources Corp. company guaranty sr. unsec. notes 9 3/4s, 2020			27,000	6,075

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			275,000	55,000

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020			160,000	151,200

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			310,000	355,987

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			70,000	83,402

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (In default)(NON)			35,000	14,000

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			335,000	335,838

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada) (In default)(NON)			109,000	7,630

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020 (In default)(NON)			591,000	202,418

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)(F)			100,000	5

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			200,000	202,000

Marathon Oil Corp. sr. unsec. unsub. notes 3.85s, 2025			105,000	96,467

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			170,000	180,532

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7s, 2024 (Canada)			140,000	107,800

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			120,000	93,000

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2017 (In default)(NON)			275,000	96,938

Motiva Enterprises, LLC 144A sr. unsec. notes 5 3/4s, 2020			720,000	786,286

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022			210,000	211,575

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			85,000	82,663

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05s, 2041			510,000	311,100

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			55,000	49,775

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			210,000	193,988

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	203,325

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)			3,806,000	3,373,068

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			16,000	5,600

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			850,000	766,063

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)			960,666	672,466

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			575,000	200,503

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5 5/8s, 2046 (Mexico)			110,000	100,265

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			220,000	221,100

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5 1/2s, 2021 (Mexico)			1,250,000	1,319,931

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			220,000	223,036

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)			2,005,000	1,929,612

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			865,000	877,662

Range Resources Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021			190,000	185,725

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2023			75,000	65,250

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			25,000	22,000

Sabine Pass Liquefaction, LLC 144A sr. notes 5 7/8s, 2026			190,000	190,713

Sabine Pass LNG LP company guaranty sr. sub. notes 6 1/2s, 2020			47,000	48,909

Samson Investment Co. company guaranty sr. unsec. notes 9 3/4s, 2020 (In default)(NON)			260,000	5,200

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020 (In default)(NON)			185,000	75,850

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)			90,000	90,900

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8 1/4s, 2020 (Canada)			143,000	148,184

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022 (In default)(NON)			65,000	3,900

Seventy Seven Operating, LLC company guaranty sr. unsec. unsub. notes 6 5/8s, 2019 (In default)(NON)			130,000	65,000

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			929,000	958,002

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2 1/8s, 2020 (Netherlands)			205,000	208,801

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			54,000	50,625

SM Energy Co. sr. unsec. sub. notes 5s, 2024			125,000	106,875

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			195,000	180,375

SM Energy Co. sr. unsec. unsub. notes 6 1/8s, 2022			220,000	202,125

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			235,000	281,469

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada) (In default)(NON)			30,000	7,650

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			851,000	855,424

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022			60,000	13,800

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021			57,000	44,033

Western Gas Partners LP sr. unsec. unsub. notes 4.65s, 2026			75,000	74,847

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			61,000	55,205

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5s, 2019			195,000	179,400

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55s, 2024			440,000	404,140

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8 3/4s, 2032			135,000	144,450

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 7/8s, 2021			19,000	20,425

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 3/4s, 2031			7,000	7,070

Williams Cos., Inc. (The) sr. unsec. unsub. notes 3.7s, 2023			145,000	128,325

Williams Partners LP sr. unsec. sub. notes 4.3s, 2024			122,000	114,833

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			40,000	41,036

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2023			169,000	163,085

WPX Energy, Inc. sr. unsec. notes 7 1/2s, 2020			90,000	89,831

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			523,000	486,390

				28,376,337
Financials (4.5%)

ABN Amro Bank NV 144A sr. unsec. notes 2.45s, 2020 (Netherlands)			830,000	849,467

Aflac, Inc. sr. unsec. unsub. notes 6.9s, 2039			450,000	633,337

Air Lease Corp. sr. unsec. notes 3 3/4s, 2022			85,000	87,069

Air Lease Corp. sr. unsec. unsub. notes 3 3/8s, 2021			1,545,000	1,583,579

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			130,000	124,475

Ally Financial, Inc. company guaranty sr. unsec. notes 8s, 2031			292,000	337,990

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			70,000	78,750

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			217,000	241,955

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017			104,000	108,940

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025			810,000	812,025

Ally Financial, Inc. unsec. sub. notes 8s, 2018			77,000	84,123

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			235,000	221,790

American Express Co. sr. unsec. bonds 8 1/8s, 2019			865,000	1,013,993

American Express Co. sr. unsec. notes 7s, 2018			627,000	684,891

American Express Co. sr. unsec. notes 6.15s, 2017			1,122,000	1,184,053

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058			414,000	520,371

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6 3/4s, perpetual maturity (United Kingdom)			200,000	206,476

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)			505,000	524,670

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual maturity (France)			370,000	387,649

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)			200,000	199,000

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			450,000	450,747

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			478,000	485,170

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			60,000	63,900

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			1,299,000	1,307,305

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 1.7s, 2017			555,000	557,077

Bank of America Corp. unsec. sub. FRN 1.413s, 2026			125,000	106,636

Bank of America Corp. unsec. sub. notes 6.11s, 2037			1,722,000	2,041,841

Bank of America, NA unsec. sub. notes Ser. BKNT, 5.3s, 2017			250,000	256,742

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			851,000	857,218

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			615,000	620,363

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35s, 2020 (Canada)			1,070,000	1,091,707

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.05s, 2018 (Canada)			834,000	847,423

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			865,000	867,740

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. notes 1.2s, 2017 (Japan)			877,000	876,562

Barclays Bank PLC unsec. sub. notes 7 5/8s, 2022 (United Kingdom)			314,000	337,943

Barclays Bank PLC 144A unsec. sub. notes 10.179s, 2021 (United Kingdom)			725,000	913,878

Barclays PLC jr. unsec. sub. FRB 6 5/8s, perpetual maturity (United Kingdom)			422,000	373,470

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)			295,000	294,263

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			240,000	261,623

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.3s, 2043			190,000	209,570

BGC Partners, Inc. 144A sr. unsec. notes 5 1/8s, 2021			330,000	333,661

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)			1,070,000	1,075,359

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			240,000	243,478

BNP Paribas SA 144A jr. unsec. sub. FRN 7.195s, perpetual maturity (France)			100,000	108,000

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			435,000	466,564

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			310,000	324,705

Camden Property Trust sr. unsec. unsub. notes 4 7/8s, 2023(R)			390,000	437,679

Cantor Fitzgerald LP 144A unsec. bonds 7 7/8s, 2019			395,000	443,305

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022			655,000	691,433

Capital One Financial Corp. unsec. sub. notes 4.2s, 2025			215,000	221,029

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			240,000	249,925

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			100,000	103,528

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026			370,000	378,281

CIT Group, Inc. sr. unsec. notes 3 7/8s, 2019			44,000	44,220

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023			63,000	63,788

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			84,000	87,570

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			77,000	79,332

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022			273,000	277,778

CIT Group, Inc. 144A sr. unsec. notes 6 5/8s, 2018			153,000	161,415

CIT Group, Inc. 144A sr. unsec. notes 5 1/2s, 2019			104,000	108,810

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity			688,000	672,520

Citigroup, Inc. jr. unsec. sub.FRN 5 7/8s, perpetual maturity			103,000	98,880

Citigroup, Inc. unsec. sub. notes 5 1/2s, 2025			400,000	448,376

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			300,000	309,000

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			90,000	93,150

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			770,000	898,729

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1 5/8s, 2018			465,000	468,229

Commonwealth Bank of Australia/New York, NY sr. unsec. unsub. bonds 1 1/8s, 2017			1,183,000	1,183,927

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			774,000	784,006

Credit Acceptance Corp. company guaranty sr. unsec. notes 7 3/8s, 2023			70,000	67,200

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021			334,000	318,135

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)			631,000	594,718

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			157,000	189,599

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			981,000	1,023,535

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			160,000	96,000

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151s, 2031			125,000	145,688

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			269,000	292,290

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			110,000	116,050

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			135,000	136,688

EPR Properties company guaranty sr. unsec. sub. notes 5 1/4s, 2023(R)			435,000	460,317

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2025(R)			220,000	214,225

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			245,000	247,756

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity			151,000	140,430

Five Corners Funding Trust 144A sr. unsec. bonds 4.419s, 2023			445,000	482,677

GE Capital International Funding Co. Unlimited Co. 144A company guaranty sr. unsec. notes 4.418s, 2035 (Ireland)			2,237,000	2,508,988

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066			536,000	176,880

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7 1/2s, 2019			990,000	1,132,208

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55s, 2019			1,015,000	1,038,502

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			500,000	506,720

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6 3/4s, 2037			164,000	202,211

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			205,000	232,863

HCP, Inc. sr. unsec. notes 4 1/4s, 2023(R)			425,000	441,071

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)			305,000	306,866

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			55,000	55,292

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5 5/8s, 2035 (United Kingdom)			250,000	288,317

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (Jersey)			185,000	266,123

HSBC Finance Corp. unsec. sub. notes 6.676s, 2021			1,379,000	1,545,175

HSBC USA, Inc. sr. unsec. unsub. notes 3 1/2s, 2024			290,000	297,903

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8 1/8s, 2019(PIK)			25,000	24,000

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			190,000	182,400

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			237,000	234,038

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			127,000	119,714

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			2,130,000	2,339,956

International Lease Finance Corp. sr. unsec. unsub. notes 6 1/4s, 2019			33,000	35,351

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			110,000	118,525

Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71s, 2026 (Italy)			250,000	237,029

iStar, Inc. sr. unsec. notes 5s, 2019(R)			45,000	41,963

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.3s, perpetual maturity			504,000	502,110

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity			1,073,000	1,094,460

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			862,000	870,031

JPMorgan Chase Bank, NA unsec. sub. notes Ser. BKNT, 6s, 2017			330,000	348,550

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			974,000	989,873

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5 1/8s, 2044			340,000	343,575

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			725,000	847,677

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			1,065,000	1,160,850

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			1,346,000	1,315,715

Lloyds Banking Group PLC unsec. sub. notes 4 1/2s, 2024 (United Kingdom)			470,000	476,807

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			180,000	193,500

Lloyds Banking Group PLC 144A unsec. sub. notes 5.3s, 2045 (United Kingdom)			896,000	923,270

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85s, 2020 (Australia)			595,000	609,936

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			300,000	357,750

MetLife, Inc. sr. unsec. unsub. notes 4 3/4s, 2021			460,000	513,669

Metropolitan Life Global Funding I 144A sr. notes 3s, 2023			130,000	133,278

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			530,000	569,983

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85s, 2026 (Japan)			575,000	627,317

Morgan Stanley sr. unsec. unsub. bonds 4 3/4s, 2017			980,000	1,004,304

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2024(R)			105,000	111,825

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022(R)			130,000	135,525

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2021(R)			115,000	118,738

National Australia Bank, Ltd. 144A sr. unsec. FRN 1.347s, 2019 (Australia)			1,570,000	1,560,745

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)			475,000	484,116

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2020			235,000	220,313

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			105,000	89,775

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8 1/4s, 2031			210,000	293,428

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			230,000	240,063

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045			405,000	342,225

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019			55,000	37,400

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7s, 2033			520,000	602,903

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019			100,000	97,500

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			95,000	92,150

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			995,000	997,578

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			155,000	137,756

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			870,000	870,745

Primerica, Inc. sr. unsec. notes 4 3/4s, 2022			375,000	413,178

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037			405,000	371,588

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			130,000	123,663

Prudential Financial, Inc. jr. unsec. sub. FRN 8 7/8s, 2038			270,000	297,000

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043			265,000	274,938

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044			200,000	195,000

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			155,000	170,540

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			865,000	881,989

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65s, 2026 (Canada)			615,000	658,019

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			1,025,000	937,875

Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s, 2024 (United Kingdom)			865,000	843,464

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			695,000	711,056

Santander Issuances SAU company guaranty unsec. sub. notes 5.179s, 2025 (Spain)			600,000	597,203

Santander UK Group Holdings PLC 144A unsec. sub. notes 4 3/4s, 2025 (United Kingdom)			635,000	631,608

Santander UK PLC sr. unsec. unsub. bonds 1 3/8s, 2017 (United Kingdom)			928,000	925,735

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			685,000	697,936

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6 1/8s, 2022 (Russia)			225,000	248,625

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes 4.95s, 2017 (Russia)			350,000	356,105

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			70,000	71,234

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			70,000	70,548

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			50,000	53,520

Simon Property Group LP sr. unsec. unsub. notes 2.2s, 2019(R)			880,000	899,349

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			784,000	787,353

Societe Generale SA company guaranty sr. unsec. notes 2 3/4s, 2017 (France)			380,000	386,221

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8 1/4s, 2020			345,000	345,863

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			50,000	48,125

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020			387,000	362,329

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019			35,000	32,594

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)			510,000	618,505

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			490,000	527,274

Standard Chartered PLC 144A jr. unsec. sub. FRB 7.014s, perpetual maturity (United Kingdom)			400,000	404,000

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.653s, 2037			475,000	392,454

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			448,000	453,687

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			385,000	406,716

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			600,000	606,000

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018			40,000	32,000

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7 3/4s, 2026			235,000	323,561

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			225,000	228,656

UBS Group AG jr. unsec. sub. FRN 6 7/8s, perpetual maturity (Switzerland)			581,000	548,682

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4 1/8s, 2026 (Jersey)			595,000	619,433

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3s, 2021 (Jersey)			2,320,000	2,356,575

US Bank of NA/Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017			890,000	890,434

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			170,000	168,300

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.6s, 2024(R)			395,000	397,963

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4 7/8s, 2026(R)			230,000	236,325

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902s, 2020 (Russia)			215,000	233,544

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			1,900,000	2,083,361

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,599,000	1,710,834

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			700,000	731,500

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			105,000	109,517

Walter Investment Management Corp. company guaranty sr. unsec. notes 7 7/8s, 2021			40,000	19,650

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023			110,000	108,625

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity			455,000	482,300

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			851,000	858,312

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6s, 2017			250,000	266,007

Westpac Banking Corp. sr. unsec. unsub. notes 4 7/8s, 2019 (Australia)			485,000	536,828

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			210,000	218,418

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6 1/2s, 2037			422,000	420,945

				99,118,365
Health care (1.0%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025			16,000	16,765

AbbVie, Inc. sr. unsec. notes 2.9s, 2022			500,000	508,823

AbbVie, Inc. sr. unsec. notes 2 1/2s, 2020			945,000	966,095

AbbVie, Inc. sr. unsec. notes 1 3/4s, 2017			775,000	779,577

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6 1/8s, 2021			225,000	231,188

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			120,000	116,400

Actavis Funding SCS company guaranty sr. unsec. notes 4 3/4s, 2045 (Luxembourg)			638,000	669,947

Actavis Funding SCS company guaranty sr. unsec. notes 3.45s, 2022 (Luxembourg)			318,000	330,262

Actavis Funding SCS company guaranty sr. unsec. notes 2.35s, 2018 (Luxembourg)			615,000	623,382

Aetna, Inc. sr. unsec. notes 6 3/4s, 2037			286,000	387,907

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			235,000	210,325

Amgen, Inc. sr. unsec. notes 3.45s, 2020			730,000	781,193

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			865,000	872,214

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			422,000	574,043

AstraZeneca PLC sr. unsec. unsub. notes 5.9s, 2017 (United Kingdom)			865,000	914,003

Biogen, Inc. sr. unsec. sub. notes 3 5/8s, 2022			975,000	1,034,971

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			155,000	158,100

Centene Escrow Corp. 144A sr. unsec. notes 6 1/8s, 2024			230,000	244,519

Centene Escrow Corp. 144A sr. unsec. notes 5 5/8s, 2021			325,000	338,813

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			60,000	59,550

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			244,000	213,500

Cigna Corp. sr. unsec. unsub. notes 4 1/2s, 2021			490,000	537,916

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			145,000	122,888

ConvaTec Healthcare E SA 144A company guaranty sr. unsec. unsub. notes 10 1/2s, 2018 (Luxembourg)			200,000	205,082

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			170,000	140,250

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)			334,000	343,185

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023			95,000	82,650

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025 (Ireland)			285,000	247,238

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6s, 2023 (Ireland)			290,000	255,200

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022			100,000	97,500

HCA, Inc. company guaranty sr. bonds 5 1/4s, 2026			415,000	430,822

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020			395,000	438,450

HCA, Inc. company guaranty sr. sub. notes 5s, 2024			280,000	289,800

HCA, Inc. company guaranty sr. sub. notes 3 3/4s, 2019			197,000	203,403

HCA, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2022			34,000	38,675

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025			45,000	46,125

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023			155,000	158,488

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)			245,000	245,000

Johnson & Johnson sr. unsec. notes 5.15s, 2018			542,000	588,479

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10 1/2s, 2018			290,000	289,275

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7 7/8s, 2021			235,000	249,833

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			105,000	93,713

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			75,000	75,938

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			746,000	753,082

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			125,000	124,688

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4 1/2s, 2027(R)			880,000	871,200

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)			444,000	461,923

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022			123,000	126,690

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024			345,000	357,938

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			90,000	91,125

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			39,000	39,293

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			62,000	61,535

Tenet Healthcare Corp. company guaranty sr. FRN 4.153s, 2020			155,000	153,063

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			223,000	235,265

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			23,000	23,559

Tenet Healthcare Corp. company guaranty sr. sub. notes 6s, 2020			130,000	137,150

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			387,000	417,315

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			640,000	721,529

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			550,000	574,664

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			545,000	559,554

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 7s, 2020			20,000	17,650

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			139,000	119,540

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2025			135,000	108,338

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2023			150,000	121,125

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			10,000	8,250

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			70,000	56,219

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2020			105,000	89,709

				21,441,891
Technology (0.7%)

Apple, Inc. sr. unsec. notes 3.45s, 2024			335,000	362,671

Apple, Inc. sr. unsec. notes 2.1s, 2019			25,000	25,721

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045			493,000	537,116

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			600,000	601,099

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			95,000	20,900

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			223,000	159,445

Cisco Systems, Inc. sr. unsec. unsub. notes 3.15s, 2017			825,000	837,960

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			392,000	392,972

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			105,000	107,625

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company gauranty sr. unsec. notes 7 1/8s, 2024			95,000	99,220

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35s, 2046			272,000	292,430

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45s, 2023			1,613,000	1,673,605

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5 7/8s, 2021			200,000	203,954

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			865,000	866,654

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			120,000	125,032

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5s, 2025			375,000	425,711

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7s, 2023			350,000	354,375

First Data Corp. 144A notes 5 3/4s, 2024			205,000	203,463

First Data Corp. 144A sr. notes 5 3/8s, 2023			160,000	162,482

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 6s, 2022			99,000	104,396

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			850,000	851,906

Infor US, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			525,000	495,800

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			55,000	57,613

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			870,000	875,156

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023(R)			179,000	188,398

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)			75,000	78,469

Jabil Circuit, Inc. sr. unsec. sub. notes 8 1/4s, 2018			81,000	88,493

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			190,000	178,600

Micron Technology, Inc. 144A sr. notes 7 1/2s, 2023			120,000	127,500

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			85,000	107,011

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			555,000	606,455

NXP BV/NXP Funding, LLC 144A Company guaranty sr. unsec. notes 4 5/8s, 2023 (Netherlands)			315,000	320,513

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			215,000	259,961

Oracle Corp. sr. unsec. unsub. notes 2.65s, 2026			1,255,000	1,258,149

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			485,000	495,891

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			165,000	162,938

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)			315,000	323,269

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			92,000	45,080

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022			265,000	280,900

				14,358,933
Transportation (0.1%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			410,000	390,525

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			240,000	296,055

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			155,000	200,300

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			480,000	512,778

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			200,529	226,117

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			95,000	97,414

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			330,107	347,438

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			97,747	103,368

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			530,000	524,700

				2,698,695
Utilities and power (0.9%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			142,000	165,430

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			830,000	832,075

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023			44,000	43,120

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			164,000	184,910

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5s, 2044			870,000	944,942

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			80,000	92,424

Beaver Valley II Funding Corp. sr. bonds 9s, 2017			2,000	2,010

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6 1/8s, 2036			152,000	201,557

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95s, 2026			85,000	89,260

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025			260,000	252,850

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			30,000	31,425

Calpine Corp. 144A company guaranty sr. sub. notes 5 7/8s, 2024			24,000	24,960

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85s, 2037			50,000	51,588

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			133,000	177,141

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7 1/8s, 2018			634,000	723,390

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042			275,000	296,618

DPL, Inc. sr. unsec. sub. notes 6 1/2s, 2016			14,000	14,000

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			580,000	582,270

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			15,000	14,475

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019			220,000	220,275

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			10,000	9,600

EDP Finance BV 144A sr. unsec. unsub. notes 5 1/4s, 2021 (Netherlands)			255,000	270,300

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)			1,405,000	1,318,944

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 1/4s, perpetual maturity (France)			1,700,000	1,623,500

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			120,000	160,139

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			375,000	421,443

Emera US Finance LP 144A company guaranty sr. unsec. notes 3.55s, 2026			360,000	368,366

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			107,113	125,589

Energy Transfer Equity LP company guaranty sr. notes 7 1/2s, 2020			76,000	80,560

Energy Transfer Equity LP sr. sub. notes 5 7/8s, 2024			260,000	252,850

Energy Transfer Partners LP sr. unsec. unsub. bonds 6 1/8s, 2045			185,000	191,830

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			185,000	192,988

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			155,000	163,679

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			517,000	533,373

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021			185,000	147,075

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			33,000	26,235

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020			137,000	97,270

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2020			94,000	97,525

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			30,000	29,550

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			305,000	323,367

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.4s, 2044			123,000	121,367

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3 1/2s, 2021			599,000	601,137

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45s, 2023			300,000	291,658

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7 3/4s, 2032			107,000	120,456

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			400,000	560,645

Nevada Power Co. mtge. notes 7 1/8s, 2019			265,000	306,047

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			165,000	196,346

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7 7/8s, 2021			735,000	760,725

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2026			210,000	208,950

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			450,000	463,236

Oncor Electric Delivery Co., LLC sr. notes 5.3s, 2042			175,000	218,077

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			170,000	188,457

Oncor Electric Delivery Co., LLC sr. notes 3 3/4s, 2045			760,000	779,147

Pacific Gas & Electric Co. sr. unsec. bonds 6.05s, 2034			255,000	339,751

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016			456,000	460,485

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			655,000	712,130

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			20,000	20,870

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			160,000	210,812

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974s, 2067			839,000	712,101

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5s, 2022			65,000	66,697

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			114,000	121,939

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			77,000	77,685

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			57,000	55,644

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			150,000	146,250

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			64,000	21,760

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)			180,000	127,350

Union Electric Co. sr. notes 6.4s, 2017			320,000	336,051

				19,604,676

Total corporate bonds and notes (cost $320,190,971)				$328,384,225

MORTGAGE-BACKED SECURITIES (2.9%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 2.946s, 2025 (Bermuda)			$341,375	$340,522

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.014s, 2037			136,061	231,427
IFB Ser. 2979, Class AS, 22.652s, 2034			3,918	4,184
IFB Ser. 3072, Class SM, 22.176s, 2035			77,156	123,062
IFB Ser. 3249, Class PS, 20.816s, 2036			86,543	135,931
IFB Ser. 2990, Class LB, 15.816s, 2034			161,586	211,945
Structured Agency Credit Risk FRB Ser. 16-DNA2, Class M1, 1.703s, 2028			245,885	246,328
Structured Agency Credit Risk FRB Ser. 16-HQA2, Class M1, 1.653s, 2028			248,120	248,239
Structured Agency Credit Risk FRB Ser. 16-DNA3, Class M1, 1.546s, 2028			500,000	500,400
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQ1, Class M1, 1.503s, 2025			297,699	297,884
Ser. 3391, PO, zero %, 2037			10,138	9,054
Ser. 3206, Class EO, PO, zero %, 2036			6,367	5,853
Ser. 3326, Class WF, zero %, 2035			3,411	2,895
FRB Ser. 3117, Class AF, zero %, 2036			7,056	5,449

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.18s, 2036			47,519	96,498
IFB Ser. 07-53, Class SP, 22.538s, 2037			111,614	179,114
IFB Ser. 05-75, Class GS, 18.89s, 2035			60,853	87,225
IFB Ser. 05-106, Class JC, 18.718s, 2035			64,495	101,878
IFB Ser. 05-83, Class QP, 16.215s, 2034			30,939	41,242
Ser. 13-1, Class MI, IO, 3s, 2043			2,568,946	226,787
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 1.653s, 2024			314,927	315,597
Ser. 07-14, Class KO, PO, zero %, 2037			37,282	32,993
Ser. 06-125, Class OX, PO, zero %, 2037			2,668	2,367
Ser. 06-84, Class OT, PO, zero %, 2036			4,169	3,701
Ser. 06-46, Class OC, PO, zero %, 2036			7,335	6,482

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5s, 2040			812,166	135,784
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			39,596	4,114
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			172,675	26,188
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			431,946	18,232
Ser. 13-14, IO, 3 1/2s, 2042			2,092,879	226,136
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			3,352,950	208,788
Ser. 15-124, Class NI, IO, 3 1/2s, 2039			3,719,930	385,872
Ser. 15-124, Class DI, IO, 3 1/2s, 2038			2,707,038	343,336
Ser. 15-H25, Class BI, IO, 1.98s, 2065			6,378,245	794,092
Ser. 15-H26, Class EI, IO, 1.715s, 2065			3,818,983	421,234
Ser. 06-36, Class OD, PO, zero %, 2036			4,906	4,324

				6,025,157
Commercial mortgage-backed securities (2.0%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.508s, 2049			5,175,693	16,958

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.494s, 2051			12,664,704	48,175

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.552s, 2041			250,129	3,460
FRB Ser. 04-4, Class XC, IO, 0.092s, 2042			178,948	110

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, 0.332s, 2041			173,211	935

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.562s, 2039			444,000	388,811
FRB Ser. 06-PW14, Class X1, IO, 0.824s, 2038			7,522,444	103,810

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.576s, 2049			4,716,017	11,790

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, 0.514s, 2044			2,046,664	2,910

Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026s, 2047			539,000	590,146

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.769s, 2049			51,871,108	97,518

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			545,000	548,543
FRB Ser. 14-CR18, Class C, 4.896s, 2047			1,408,000	1,463,347
FRB Ser. 05-LP5, Class D, 4.791s, 2043			77,768	77,707
FRB Ser. 14-UBS6, Class C, 4.614s, 2047			962,000	922,603
Ser. 13-LC6, Class AM, 3.282s, 2046			578,000	594,836
FRB Ser. 14-CR18, Class XA, IO, 1.433s, 2047			5,753,388	365,800
FRB Ser. 14-CR16, Class XA, IO, 1.399s, 2047			3,892,597	232,502
FRB Ser. 14-UBS6, Class XA, IO, 1.212s, 2047			7,298,380	436,930
FRB Ser. 14-LC17, Class XA, IO, 1.152s, 2047			10,836,939	523,211
FRB Ser. 13-CR13, Class XA, IO, 1.13s, 2023			3,345,674	151,894

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.807s, 2044			315,000	315,567
Ser. 13-LC13, Class AM, 4.557s, 2046			711,000	788,046
Ser. 13-LC13, Class E, 3.719s, 2046			456,000	330,509
FRB Ser. 07-C9, Class AJFL, 1.135s, 2049			953,000	891,150
FRB Ser. 06-C8, Class XS, IO, 0.719s, 2046			26,247,807	31,067

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.214s, 2049			38,483,706	30,787

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			67,885	73,316
FRB Ser. 03-C3, Class AX, IO, 2.197s, 2038			193,295	14

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.944s, 2050			1,218,000	964,964

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			59,473	59,473

DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.687s, 2044			358,000	383,754
FRB Ser. 11-LC3A, Class D, 5.549s, 2044			383,000	391,311

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, IO, 0.961s, 2020			564,760	8,421

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 2.2s, 2033			80,013	1

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.119s, 2045			2,642,860	—

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.52s, 2044			274,475	270,015

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.391s, 2049			43,515,653	93,058

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.785s, 2043			1,259,022	2,996

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.753s, 2046			5,982,965	470,859

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class C, 4.179s, 2046			1,056,000	1,034,352
FRB Ser. 13-GC12, Class XA, IO, 1.849s, 2046			3,050,206	221,735
FRB Ser. 14-GC22, Class XA, IO, 1.214s, 2047			4,301,292	249,987
FRB Ser. 14-GC24, Class XA, IO, 1.006s, 2047			8,089,846	396,953

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.835s, 2045			314,000	306,935
FRB Ser. 11-GC3, Class D, 5.821s, 2044			1,114,000	1,134,430
FRB Ser. 13-GC12, Class D, 4.615s, 2046			1,204,000	1,047,480
FRB Ser. 06-GG6, Class XC, IO, zero %, 2038			594,527	6

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class XA, IO, 1.403s, 2047			8,787,853	370,847
FRB Ser. 14-C25, Class XA, IO, 1.152s, 2047			8,704,170	500,490

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.564s, 2047			186,000	182,224

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051			225,000	222,818
FRB Ser. 07-LD12, Class A3, 6.131s, 2051			15,708	15,676
FRB Ser. 05-LDP5, Class F, 5.718s, 2044			458,000	457,908
Ser. 06-LDP8, Class B, 5.52s, 2045			328,000	303,630
Ser. 06-LDP8, Class AJ, 5.48s, 2045			2,284,000	2,280,346
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			326,000	313,808
Ser. 13-C10, Class AS, 3.372s, 2047			369,000	388,206
FRB Ser. 06-LDP8, Class X, IO, 0.583s, 2045			4,789,137	1,579
FRB Ser. 07-LDPX, Class X, IO, 0.471s, 2049			19,315,574	78,220

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.384s, 2051			298,000	275,358
FRB Ser. 12-C6, Class E, 5.365s, 2045			1,175,000	1,126,355
FRB Ser. 12-C8, Class D, 4.813s, 2045			659,000	631,388
FRB Ser. 05-CB12, Class X1, IO, 0.496s, 2037			885,935	3,683
FRB Ser. 06-LDP6, Class X1, IO, 0.036s, 2043			965,248	1

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			44,032	44,970
Ser. 98-C4, Class H, 5.6s, 2035			76,027	77,041

LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.248s, 2041			486,000	485,271
Ser. 06-C1, Class AJ, 5.276s, 2041			575,130	570,960
FRB Ser. 07-C2, Class XW, IO, 0.737s, 2040			2,572,703	8,198

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.461s, 2040			1,107,429	9,629
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040			302,871	67

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.41s, 2048			828,000	762,878

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 6.021s, 2050			10,097	10,081

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.578s, 2039			688,827	312
FRB Ser. 05-MCP1, Class XC, IO, 0.023s, 2043			526,312	4

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.156s, 2044			19,188	224
FRB Ser. 06-C4, Class X, IO, 6.024s, 2045			729,011	11,664
FRB Ser. 07-C5, Class X, IO, 5.886s, 2049			258,737	17,361

ML-CFC Commercial Mortgage Trust FRB Ser. 06-2, Class AJ, 6.197s, 2046			168,567	168,531

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class AS, 3.476s, 2045			494,000	522,800
FRB Ser. 14-C17, Class XA, IO, 1.42s, 2047			5,510,538	346,062

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 2.193s, 2045			11,937,814	814,159

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.82s, 2042			444,000	430,014
Ser. 07-IQ14, Class A2, 5.61s, 2049			156,371	156,591
Ser. 07-HQ11, Class C, 5.558s, 2044			352,000	242,880
Ser. 07-HQ11, Class AJ, 5.508s, 2044			361,000	357,426
Ser. 06-HQ10, Class AJ, 5.389s, 2041			942,000	936,819

Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class D, 5.348s, 2049			815,000	847,274
FRB Ser. 11-C3, Class E, 5.348s, 2049			526,000	515,072

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			952,762	953,333

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8s, 2038			458,835	114,709

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049			326,000	344,126
FRB Ser. 12-C4, Class XA, IO, 1.93s, 2045			8,687,321	695,055

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C29, IO, 0.519s, 2048			47,275,307	35,929
FRB Ser. 07-C34, IO, 0.456s, 2046			7,951,035	52,477

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.148s, 2045			4,846,857	969
FRB Ser. 05-C18, Class XC, IO, zero %, 2042			206,572	21

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.615s, 2050			7,923,508	557,023

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.433s, 2046			521,000	460,674

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646s, 2047			364,000	372,117
Ser. 13-C18, Class AS, 4.387s, 2046			725,000	809,905
Ser. 13-C12, Class AS, 3.56s, 2048			613,000	651,319
FRB Ser. 14-C22, Class XA, IO, 1.093s, 2057			10,836,209	582,988
FRB Ser. 13-C14, Class XA, IO, 1.011s, 2046			7,963,978	336,080

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.847s, 2044			530,000	549,504
FRB Ser. 11-C3, Class D, 5.807s, 2044			524,000	538,043
FRB Ser. 11-C2, Class D, 5.788s, 2044			1,097,000	1,098,755
FRB Ser. 13-C17, Class D, 5.295s, 2046			371,000	337,054
Ser. 11-C4, Class E, 5.265s, 2044			682,000	673,816
FRB Ser. 12-C9, Class D, 4.961s, 2045			546,000	527,327
FRB Ser. 13-C15, Class D, 4.629s, 2046			718,000	633,762
Ser. 14-C19, Class D, 4.234s, 2047			576,000	451,071
FRB Ser. 12-C9, Class XA, IO, 2.295s, 2045			7,807,923	697,248
FRB Ser. 12-C10, Class XA, IO, 1.873s, 2045			6,808,071	524,902
FRB Ser. 13-C12, Class XA, IO, 1.537s, 2048			2,409,652	148,831

				42,715,045
Residential mortgage-backed securities (non-agency) (0.6%)

BCAP, LLC Trust 144A
FRB Ser. 14-RR1, Class 2A2, 2.508s, 2036			472,304	351,323
FRB Ser. 15-RR5, Class 2A3, 1.48s, 2046			490,000	305,488

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1.377s, 2046			1,845,318	1,402,441
FRB Ser. 05-27, Class 1A1, 1.356s, 2035			370,392	311,130
FRB Ser. 05-59, Class 1A1, 0.778s, 2035			568,514	460,497
FRB Ser. 06-OC2, Class 2A3, 0.743s, 2036			331,393	231,975
FRB Ser. 06-OA10, Class 4A1, 0.643s, 2046			2,499,851	1,749,896
FRB Ser. 06-OC8, Class 2A2A, 0.573s, 2036			372,122	297,698

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk FRB Ser. 16-HQA2, Class M3, 5.603s, 2028			480,000	476,500

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.353s, 2028			1,641,350	1,703,048
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.153s, 2028			2,140,000	2,201,735
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.003s, 2028			485,000	495,966
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.453s, 2025			720,000	725,492
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.453s, 2025			50,000	50,658

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598s, 2047			160,000	113,600

Nomura Resecuritization Trust 144A
FRB Ser. 15-1R, Class 6A9, 0.609s, 2047			1,150,000	655,615
FRB Ser. 15-4R, Class 1A14, 0.59s, 2047			550,000	275,000

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, 1.413s, 2045			784,122	714,492
FRB Ser. 05-AR19, Class A1C3, 0.953s, 2045			127,282	107,069
FRB Ser. 05-AR13, Class A1C3, 0.943s, 2045			351,009	294,743
FRB Ser. 05-AR11, Class A1B3, 0.853s, 2045			607,519	543,547

				13,467,913

Total mortgage-backed securities (cost $63,282,995)				$62,208,115

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
			Principal amount	Value

Argentina (Republic of) 144A sr. unsec. bonds 7 1/8s, 2036 (Argentina)			$530,000	$530,000

Argentina (Republic of) 144A sr. unsec. notes 7 1/2s, 2026 (Argentina)			1,201,000	1,301,183

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			470,000	494,088

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil) (units)		BRL	5,212	1,515,981

Buenos Aires (Province of) 144A sr. unsec. notes 9 1/8s, 2024 (Argentina)			$150,000	163,900

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			580,000	652,500

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)			1,000,000	1,077,500

Cordoba (Province of) 144A sr. unsec. unsub. notes 7 1/8s, 2021 (Argentina)			560,000	561,400

Croatia (Republic of) 144A sr. unsec. unsub. notes 6s, 2024 (Croatia)			200,000	218,088

Indonesia (Republic of) 144A sr. unsec. notes 5 1/4s, 2042 (Indonesia)			475,000	503,804

Indonesia (Republic of) 144A sr. unsec. notes 4 3/4s, 2026 (Indonesia)			400,000	430,023

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95s, 2046 (Indonesia)			400,000	474,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3 3/8s, 2023 (Indonesia)			360,000	362,591

Peru (Republic of) sr. unsec. unsub. bonds 4 1/8s, 2027 (Peru)			475,000	519,523

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			200,000	213,730

Russia (Federation of) 144A sr. unsec. unsub. bonds 5 5/8s, 2042 (Russia)			800,000	896,306

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			1,085,000	1,120,631

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85s, 2025 (Sri Lanka)			300,000	292,855

Total foreign government and agency bonds and notes (cost $11,985,204)				$11,328,103

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			$369,447	$259,229

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017			1,232,688	1,229,606

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 10 3/4s, 2017			94,525	94,919

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			347,900	325,287

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			72,585	71,315

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			160,366	152,097

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			157,954	117,281

MEG Energy Corp. bank term loan FRN Ser. B, 3 3/4s, 2020 (Canada)			124,674	108,778

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			204,317	183,183

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017			722,336	239,725

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017			7,413	2,460

Total senior loans (cost $3,411,156)				$2,783,880

ASSET-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.453s, 2017			$2,711,000	$2,711,000

Total asset-backed securities (cost $2,711,000)				$2,711,000

INVESTMENT COMPANIES (—%)(a)
			Shares	Value

Hercules Capital, Inc.			13,455	$167,111

Medley Capital Corp.(S)			29,025	194,468

Solar Capital, Ltd.			11,347	216,160

Total investment companies (cost $664,628)				$577,739

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)(F)	7/24/17	$0.00	34,700	$131,864

Wuliangye Yibin Co., Ltd. 144A (China)	4/17/17	0.00	40,400	197,816

Total warrants (cost $271,016)				$329,680

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$62,000	$62,504

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8s, 2018			87,000	124,410

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018			99,000	65,897

Total convertible bonds and notes (cost $218,017)				$252,811

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			7,508	$230,392

Total convertible preferred stocks (cost $137,227)				$230,392

PREFERRED STOCKS (—%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			5,340	$132,539

Total preferred stocks (cost $133,500)				$132,539

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

EUR/USD (Put)	Jul-16/$1.10	EUR	15,495,400	$90,107

FTSE 100 Index (Put)	Jul-16/6,058.33	GBP	439	8,961

USD/CAD (Call)	Jul-16/CAD 1.32		$8,528,000	23,623

Total purchased options outstanding (cost $221,439)				$122,691

SHORT-TERM INVESTMENTS (27.9%)(a)
			Principal amount/shares	Value

Federal Home Loan Banks unsec. discount notes 0.24%, July 6, 2016			$25,000,000	$24,999,390

Federal Home Loan Banks unsec. discount notes 0.33%, July 7, 2016			15,000,000	14,999,562

Federal National Mortgage Association unsec. discount notes 0.28%, July 1, 2016			20,000,000	20,000,000

Freddie Mac 0.22%, July 12, 2016			35,000,000	34,998,157

Interest in $347,054,000 joint tri-party repurchase agreement dated 6/30/16 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 7/1/16 - maturity value of $29,140,348 for an effective yield of 0.430% (collateralized by various mortgage backed securities with coupon rates ranging from 0.000% to 4.500% and due dates ranging from 8/1/22 to 6/1/46, valued at $353,995,080)			29,140,000	29,140,000

Putnam Cash Collateral Pool, LLC 0.64%(d)		Shares	36,470,746	36,470,746

Putnam Money Market Liquidity Fund 0.39%(AFF)		Shares	126,124,793	126,124,793

Putnam Short Term Investment Fund 0.47%(AFF)		Shares	304,672,129	304,672,129

SSgA Prime Money Market Fund Class N 0.39%(P)		Shares	210,000	210,000

U.S. Treasury Bills 0.20%, August 11, 2016(SEG)(SEGSF)(SEGCCS)			$10,465,000	10,462,575

U.S. Treasury Bills 0.21%, August 18, 2016(SEGCCS)			4,000	3,999

U.S. Treasury Bills 0.22%, July 7, 2016(SEGSF)(SEGCCS)			411,000	410,995

U.S. Treasury Bills 0.23%, August 4, 2016(SEG)(SEGSF)(SEGCCS)			266,000	265,946

U.S. Treasury Bills 0.23%, July 14, 2016(SEG)(SEGCCS)			2,400,000	2,399,888

U.S. Treasury Bills 0.25%, July 21, 2016(SEG)(SEGSF)(SEGCCS)			1,128,000	1,127,883

U.S. Treasury Bills zero%, August 11, 2016(i)			146,000	145,971

Total short-term investments (cost $606,430,842)				$606,432,034

TOTAL INVESTMENTS

Total investments (cost $2,505,500,883)(b)				$2,581,523,904

FORWARD CURRENCY CONTRACTS at 6/30/16 (aggregate face value $263,676,774) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/21/16	$3,264,735	$3,107,203	$157,532
	British Pound	Sell	9/21/16	1,975,842	2,032,737	56,895
	Canadian Dollar	Buy	7/21/16	405,847	379,043	26,804
	Euro	Buy	9/21/16	2,121,395	2,182,724	(61,329)
	Hong Kong Dollar	Sell	8/18/16	1,996,319	1,996,106	(213)
	Japanese Yen	Buy	8/18/16	4,409,240	4,326,094	83,146
	Japanese Yen	Sell	8/18/16	4,484,625	4,426,983	(57,642)
	Malaysian Ringgit	Buy	8/18/16	2,197,373	2,188,756	8,617
	New Zealand Dollar	Buy	7/21/16	3,304,614	3,214,054	90,560
	Norwegian Krone	Sell	9/21/16	343,703	344,707	1,004
	Swedish Krona	Sell	9/21/16	2,114,395	2,234,363	119,968
Barclays Bank PLC
	Australian Dollar	Buy	7/21/16	1,051,847	1,096,168	(44,321)
	British Pound	Sell	9/21/16	4,107,156	4,225,475	118,319
	Canadian Dollar	Sell	7/21/16	1,071,629	1,115,686	44,057
	Euro	Buy	9/21/16	12,862,697	12,961,734	(99,037)
	Hong Kong Dollar	Buy	8/18/16	1,747,034	1,747,117	(83)
	Japanese Yen	Buy	8/18/16	2,908,585	2,704,530	204,055
	New Zealand Dollar	Buy	7/21/16	308,696	294,197	14,499
	Norwegian Krone	Buy	9/21/16	2,145,202	2,150,937	(5,735)
	Singapore Dollar	Buy	8/18/16	1,805,520	1,809,380	(3,860)
	Swedish Krona	Sell	9/21/16	3,142,632	3,136,189	(6,443)
	Swiss Franc	Buy	9/21/16	4,341,565	4,290,637	50,928
Citibank, N.A.
	Australian Dollar	Buy	7/21/16	3,707,923	3,687,306	20,617
	British Pound	Buy	9/21/16	2,329,684	2,521,615	(191,931)
	Canadian Dollar	Sell	7/21/16	4,902,989	4,870,352	(32,637)
	Danish Krone	Sell	9/21/16	1,181,335	1,189,074	7,739
	Euro	Sell	9/21/16	3,428,709	3,485,768	57,059
	Japanese Yen	Sell	8/18/16	10,917	10,602	(315)
	New Zealand Dollar	Buy	7/21/16	3,213,797	3,105,472	108,325
	South African Rand	Buy	7/21/16	2,153,603	2,112,499	41,104
Credit Suisse International
	Australian Dollar	Buy	7/21/16	2,579,528	2,700,687	(121,159)
	British Pound	Sell	9/21/16	8,314,763	8,870,948	556,185
	Canadian Dollar	Sell	7/21/16	3,872,154	3,816,195	(55,959)
	Euro	Buy	9/21/16	476,095	479,733	(3,638)
	Hong Kong Dollar	Sell	8/18/16	2,457,152	2,456,953	(199)
	Japanese Yen	Sell	8/18/16	2,263,428	2,129,676	(133,752)
	New Zealand Dollar	Buy	7/21/16	2,528,560	2,479,705	48,855
	Norwegian Krone	Sell	9/21/16	6,681,377	6,704,925	23,548
	Swedish Krona	Sell	9/21/16	5,054,871	5,161,068	106,197
	Swiss Franc	Sell	9/21/16	1,415,301	1,398,720	(16,581)
Deutsche Bank AG
	Australian Dollar	Sell	7/21/16	1,081,139	1,052,515	(28,624)
	Euro	Buy	9/21/16	2,155,004	2,160,093	(5,089)
	Euro	Sell	9/21/16	2,164,241	2,180,884	16,643
	Japanese Yen	Buy	8/18/16	2,238,363	2,211,033	27,330
	Japanese Yen	Sell	8/18/16	2,421,683	2,282,700	(138,983)
Goldman Sachs International
	Australian Dollar	Buy	7/21/16	3,265,628	3,323,594	(57,966)
	British Pound	Sell	9/21/16	4,122,610	4,299,396	176,786
	Canadian Dollar	Buy	7/21/16	2,101,381	1,986,346	115,035
	Euro	Buy	9/21/16	4,285,080	4,327,145	(42,065)
	Indonesian Rupiah	Buy	8/18/16	2,187,319	2,154,650	32,669
	Japanese Yen	Sell	8/18/16	1,315,803	1,417,570	101,767
	New Zealand Dollar	Buy	7/21/16	4,331,720	4,104,590	227,130
	South Korean Won	Buy	8/18/16	2,244,797	2,217,820	26,977
	South Korean Won	Sell	8/18/16	2,242,688	2,180,958	(61,730)
	Swedish Krona	Sell	9/21/16	7,291,181	7,355,482	64,301
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/21/16	2,229,882	2,177,509	52,373
	British Pound	Buy	9/21/16	1,419,366	1,536,427	(117,061)
	British Pound	Sell	9/21/16	2,131,181	2,164,660	33,479
	Canadian Dollar	Sell	7/21/16	2,890,008	2,848,880	(41,128)
	Euro	Sell	9/21/16	1,065,372	1,076,838	11,466
	Hong Kong Dollar	Sell	8/18/16	1,993,739	1,993,732	(7)
	Polish Zloty	Buy	9/21/16	2,134,211	2,089,578	44,633
	Polish Zloty	Sell	9/21/16	2,177,578	2,150,417	(27,161)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/21/16	1,818,221	1,950,898	(132,677)
	British Pound	Sell	9/21/16	5,751,537	5,919,876	168,339
	Canadian Dollar	Buy	7/21/16	2,166,171	2,187,624	(21,453)
	Euro	Sell	9/21/16	1,049,569	1,024,258	(25,311)
	Hong Kong Dollar	Sell	8/18/16	2,015,961	2,015,771	(190)
	Indonesian Rupiah	Buy	11/16/16	2,103,915	2,115,477	(11,562)
	Japanese Yen	Sell	8/18/16	2,254,899	2,225,180	(29,719)
	New Zealand Dollar	Buy	7/21/16	3,560,089	3,347,758	212,331
	Norwegian Krone	Buy	9/21/16	3,397,636	3,459,010	(61,374)
	Russian Ruble	Buy	9/21/16	2,164,373	2,112,190	52,183
	Swedish Krona	Sell	9/21/16	9,772,198	9,991,110	218,912
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	7/21/16	1,335,008	1,142,621	(192,387)
	British Pound	Sell	9/21/16	964,540	869,432	(95,108)
	Canadian Dollar	Sell	7/21/16	3,993,374	4,001,872	8,498
	Euro	Sell	9/21/16	2,191,842	2,257,070	65,228
	Japanese Yen	Sell	8/18/16	2,165,963	2,179,598	13,635
	New Zealand Dollar	Buy	7/21/16	5,246,534	5,133,083	113,451
	Norwegian Krone	Sell	9/21/16	4,934,776	4,909,317	(25,459)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/21/16	2,263,871	2,442,638	(178,767)
	British Pound	Sell	9/21/16	1,975,842	2,056,689	80,847
	Canadian Dollar	Buy	7/21/16	2,183,819	2,249,552	(65,733)
	Singapore Dollar	Sell	8/18/16	2,219,056	2,203,133	(15,923)
	Swedish Krona	Buy	9/21/16	114,159	116,493	(2,334)
UBS AG
	Australian Dollar	Buy	7/21/16	3,819,875	3,769,589	50,286
	British Pound	Buy	9/21/16	1,719,786	1,861,832	(142,046)
	Canadian Dollar	Sell	7/21/16	1,852,902	1,852,148	(754)
	Euro	Buy	9/21/16	3,597,201	3,589,483	7,718
	Japanese Yen	Buy	8/18/16	2,238,364	2,216,351	22,013
	Japanese Yen	Sell	8/18/16	2,289,572	2,207,219	(82,353)
	New Zealand Dollar	Buy	7/21/16	2,084,031	1,994,391	89,640
WestPac Banking Corp.
	Canadian Dollar	Buy	7/21/16	1,862,733	1,836,176	26,557

Total						$1,568,442

FUTURES CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Russell 2000 Index Mini (Short)	67	$7,687,580	Sep-16	$181,034
S&P 500 Index E-Mini (Long)	1,414	147,777,140	Sep-16	(781,408)
S&P Mid Cap 400 Index E-Mini (Long)	146	21,797,800	Sep-16	83,085
U.S. Treasury Bond 30 yr (Long)	104	17,923,750	Sep-16	974,793
U.S. Treasury Bond Ultra 30 yr (Long)	194	36,156,750	Sep-16	2,244,254
U.S. Treasury Note 2 yr (Long)	525	115,147,266	Sep-16	724,346
U.S. Treasury Note 2 yr (Short)	151	33,118,547	Sep-16	(229,238)
U.S. Treasury Note 5 yr (Long)	924	112,879,594	Sep-16	1,948,466
U.S. Treasury Note 5 yr (Short)	11	1,343,805	Sep-16	(24,639)
U.S. Treasury Note 10 yr (Long)	227	30,187,453	Sep-16	815,330
U.S. Treasury Note 10 yr (Short)	815	108,382,266	Sep-16	(2,930,528)

Total				$3,005,495

WRITTEN OPTIONS OUTSTANDING at 6/30/16 (premiums $39,424) (Unaudited)

	Expiration		Contract
	date/strike price		amount	Value

FTSE 100 Index (Put)	Jul-16/5,933.42	GBP	439	$6,177

Total				$6,177

TBA SALE COMMITMENTS OUTSTANDING at 6/30/16 (proceeds receivable $127,284,922) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, July 1, 2046	$64,000,000	7/14/16	$68,620,000
Federal National Mortgage Association, 3s, July 1, 2046	22,000,000	7/14/16	22,826,718
Government National Mortgage Association, 4s, July 1, 2046	1,000,000	7/20/16	1,069,063
Government National Mortgage Association, 3 1/2s, July 1, 2046	33,000,000	7/20/16	35,018,672

Total			$127,534,453

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$58,057,300	(E)	$(149,680)	9/21/18	3 month USD-LIBOR-BBA	1.12%	$258,579
	59,611,200	(E)	127,845	9/21/18	1.12%	3 month USD-LIBOR-BBA	(291,341)
	54,103,400	(E)	(338,101)	9/21/21	3 month USD-LIBOR-BBA	1.40%	662,433
	40,663,200	(E)	260,666	9/21/21	1.40%	3 month USD-LIBOR-BBA	(491,319)
	23,817,700	(E)	(260,255)	9/21/26	3 month USD-LIBOR-BBA	1.75%	514,297
	38,701,100	(E)	422,047	9/21/26	1.75%	3 month USD-LIBOR-BBA	(836,513)
	8,304,100	(E)	(196,361)	9/21/46	3 month USD-LIBOR-BBA	2.17%	433,581
	2,468,400	(E)	58,171	9/21/46	2.17%	3 month USD-LIBOR-BBA	(129,080)

	Total		$(75,668)	$120,637
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$61,383	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(765)
	1,344,711	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,340)
	169,212	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,056)
	4,962	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3)
	332,489	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	339
	46,319	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(214)
	187,223	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,738
	105,449	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,309)
	356,400	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,274)
	530,381	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	596
	1,269,108	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,798
	443,940	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,758)
Citibank, N.A.
	191,117	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	723
	331,047	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,252
baskets	692	—	12/16/16	(3 month USD-LIBOR-BBA plus 0.42%)	A basket (CGPUTQL2) of common stocks	2,401,399
units	15,436	—	11/23/16	3 month USD-LIBOR-BBA plus 0.02%	Russell 1000 Total Return Index	(2,495,262)
Credit Suisse International
	$1,863,291	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	6,556
	648,647	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,882)
	300,363	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(4,290)
Goldman Sachs International
	97,675	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(169)
	15,572	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(11)
	152,481	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,901)
	152,481	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,901)
	1,672,909	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(20,328)
	713,489	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,111)
	24,863	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(210)
	29,825	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(252)
	48,966	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(595)
	550,306	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,659)

Total		$—	$(153,889)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$1,504	$22,000	5/11/63	300 bp	$(113)
	CMBX NA BBB- Index	BBB-/P	2,953	49,000	5/11/63	300 bp	(649)
	CMBX NA BBB- Index	BBB-/P	6,050	98,000	5/11/63	300 bp	(1,153)
	CMBX NA BBB- Index	BBB-/P	5,757	101,000	5/11/63	300 bp	(1,667)
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	8,647	78,000	5/11/63	300 bp	2,914
	Credit Suisse International
	CMBX NA BB Index	—	(23,899)	1,354,000	5/11/63	(500 bp)	160,877
	CMBX NA BBB- Index	BBB-/P	6,833	472,000	5/11/63	300 bp	(27,859)
	CMBX NA BBB- Index	BBB-/P	75,876	846,000	5/11/63	300 bp	13,695
	CMBX NA BBB- Index	BBB-/P	11,505	876,000	5/11/63	300 bp	(52,881)
	CMBX NA BBB- Index	BBB-/P	4,822	48,000	1/17/47	300 bp	(31)
	CMBX NA BBB- Index	BBB-/P	12,198	115,000	1/17/47	300 bp	571
	CMBX NA BBB- Index	BBB-/P	5,232	147,000	1/17/47	300 bp	(9,630)
	CMBX NA BBB- Index	BBB-/P	24,368	255,000	1/17/47	300 bp	(1,412)
	CMBX NA BBB- Index	BBB-/P	54,645	518,000	1/17/47	300 bp	2,275
	CMBX NA BBB- Index	BBB-/P	25,039	730,000	1/17/47	300 bp	(48,764)
	CMBX NA BBB- Index	BBB-/P	233,902	3,131,000	1/17/47	300 bp	(82,642)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(242)	35,000	5/11/63	300 bp	(2,815)
	CMBX NA BBB- Index	BBB-/P	75	21,000	1/17/47	300 bp	(2,048)
	CMBX NA BBB- Index	BBB-/P	75	21,000	1/17/47	300 bp	(2,048)
	CMBX NA BBB- Index	BBB-/P	126	32,000	1/17/47	300 bp	(3,110)
	CMBX NA BBB- Index	BBB-/P	171	40,000	1/17/47	300 bp	(3,873)
	CMBX NA BBB- Index	BBB-/P	143	40,000	1/17/47	300 bp	(3,901)
	CMBX NA BBB- Index	BBB-/P	143	40,000	1/17/47	300 bp	(3,901)
	CMBX NA BB Index	—	(1,839)	215,000	5/11/63	(500 bp)	27,501
	CMBX NA BB Index	—	(1,113)	105,000	5/11/63	(500 bp)	13,216
	CMBX NA BB Index	—	909	54,000	5/11/63	(500 bp)	8,278
	CMBX NA BB Index	—	492	48,000	5/11/63	(500 bp)	7,042
	CMBX NA BB Index	—	58	48,000	5/11/63	(500 bp)	6,609
	CMBX NA BB Index	—	995	44,000	5/11/63	(500 bp)	6,999
	CMBX NA BB Index	—	(365)	38,000	5/11/63	(500 bp)	4,821
	CMBX NA BB Index	—	(84)	42,000	1/17/47	(500 bp)	8,088
	CMBX NA BBB- Index	BBB-/P	(271)	27,000	5/11/63	300 bp	(2,255)
	CMBX NA BBB- Index	BBB-/P	(112)	28,000	5/11/63	300 bp	(2,170)
	CMBX NA BBB- Index	BBB-/P	(600)	36,000	5/11/63	300 bp	(3,246)
	CMBX NA BBB- Index	BBB-/P	(491)	45,000	5/11/63	300 bp	(3,798)
	CMBX NA BBB- Index	BBB-/P	(622)	62,000	5/11/63	300 bp	(5,179)
	CMBX NA BBB- Index	BBB-/P	1,157	28,000	1/17/47	300 bp	(1,674)
	CMBX NA BBB- Index	BBB-/P	1,286	61,000	1/17/47	300 bp	(4,881)
	CMBX NA BBB- Index	BBB-/P	2,676	62,000	1/17/47	300 bp	(3,593)
	CMBX NA BBB- Index	BBB-/P	2,496	62,000	1/17/47	300 bp	(3,772)
	CMBX NA BBB- Index	BBB-/P	2,496	62,000	1/17/47	300 bp	(3,772)
	CMBX NA BBB- Index	BBB-/P	2,619	63,000	1/17/47	300 bp	(3,750)
	CMBX NA BBB- Index	BBB-/P	2,727	90,000	1/17/47	300 bp	(6,372)
	CMBX NA BBB- Index	BBB-/P	2,874	96,000	1/17/47	300 bp	(6,831)
	CMBX NA BBB- Index	BBB-/P	18,309	132,000	1/17/47	300 bp	4,964
	CMBX NA BBB- Index	BBB-/P	13,917	144,000	1/17/47	300 bp	(642)
	CMBX NA BBB- Index	BBB-/P	46,561	234,000	1/17/47	300 bp	22,903
	CMBX NA BBB- Index	BBB-/P	48,599	366,000	1/17/47	300 bp	11,597
	CMBX NA BBB- Index	BBB-/P	77,772	543,000	1/17/47	300 bp	22,874
	JPMorgan Securities LLC
	CMBX NA BBB- Index	BBB-/P	242,277	2,871,000	5/11/63	300 bp	31,258
	CMBX NA BBB- Index	BBB-/P	949	18,000	1/17/47	300 bp	(870)
	CMBX NA BBB- Index	BBB-/P	3,320	60,000	1/17/47	300 bp	(2,746)
	CMBX NA BBB- Index	BBB-/P	3,189	122,000	1/17/47	300 bp	(9,145)
	CMBX NA BBB- Index	BBB-/P	14,171	144,000	1/17/47	300 bp	(387)
	CMBX NA BBB- Index	BBB-/P	48,391	366,000	1/17/47	300 bp	11,388
	CMBX NA BBB- Index	BBB-/P	57,780	478,000	1/17/47	300 bp	9,456

	Total		$1,046,446	$63,746

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 25 Index	B+/P	$(248,504)	$27,305,190	12/20/20	500 bp	$924,167
	NA HY Series 26 Index	—	(148,365)	6,052,000	6/20/21	(500 bp)	55,229
	NA HY Series 26 Index	—	749,631	30,882,000	6/20/21	(500 bp)	(289,265)
	NA IG Series 26 Index	BBB+/P	(1,265,873)	109,450,000	6/20/21	100 bp	(34,389)

	Total		$(913,111)	$655,742

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through June 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,176,612,332.
(b)	The aggregate identified cost on a tax basis is $2,511,608,758, resulting in gross unrealized appreciation and depreciation of $152,000,503 and $82,085,357, respectively, or net unrealized appreciation of $69,915,146.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $103,716, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$139,211,020	$180,920,354	$194,006,581	$288,832	$126,124,793
	Putnam Short Term Investment Fund*	277,946,939	276,824,512	250,099,322	784,178	304,672,129
	Totals	$417,157,959	$457,744,866	$444,105,903	$1,073,010	$430,796,922
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $36,470,746, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $36,117,668. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $696,595,735 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $236,082 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $931,241 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,530,758 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$27,530,524	$14,389,846	$—
Capital goods	69,117,618	9,027,717	—
Communication services	33,852,832	12,641,785	1,332
Conglomerates	302,460	3,355,394	—
Consumer cyclicals	162,485,584	27,526,331	—
Consumer staples	85,237,657	26,057,179	103,716
Energy	55,847,916	11,724,687	250
Financials	166,665,834	45,885,009	—
Health care	140,405,382	22,763,937	—
Technology	186,996,339	9,856,780	—
Transportation	22,282,490	8,964,052	—
Utilities and power	36,967,613	9,946,706	—
Total common stocks	987,692,249	202,139,423	105,298
Asset-backed securities	—	2,711,000	—
Convertible bonds and notes	—	252,811	—
Convertible preferred stocks	—	230,392	—
Corporate bonds and notes	—	327,778,220	606,005
Foreign government and agency bonds and notes	—	11,328,103	—
Investment companies	577,739	—	—
Mortgage-backed securities	—	62,208,115	—
Preferred stocks	132,539	—	—
Purchased options outstanding	—	122,691	—
Senior loans	—	2,783,880	—
U.S. government and agency mortgage obligations	—	376,093,725	—
Warrants	—	329,680	—
Short-term investments	431,006,922	175,425,112	—

Totals by level	$1,419,409,449	$1,161,403,152	$711,303

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,568,442	$—
Futures contracts	3,005,495	—	—
Written options outstanding	—	(6,177)	—
TBA sale commitments	—	(127,534,453)	—
Interest rate swap contracts	—	196,305	—
Total return swap contracts	—	(153,889)	—
Credit default contracts	—	586,153	—

Totals by level	$3,005,495	$(125,343,619)	$—

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of September 30, 2015	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of June 30, 2016
Common stocks*:
Communication services	$—	$—	$—	$(40,023)	$41,355	$—	$—	$—	$1,332
Consumer staples	123,614	—	—	(19,898)	—	—	—	—	103,716
Energy	998	—	—	(748)	—	—	—	—	250
Financials	165,707	—	—	(19,747)	—	(145,960)	—	—	—
Total common stocks	290,319	—	—	(80,416)	41,355	(145,960)	—	—	105,298
Asset-backed securities	31,896,000	—	—	—	—	(31,896,000)	—	—	—
Corporate bonds and notes	627,006	(31,436)	—	10,435	—	—	—	—	606,005
Mortgage-backed securities	3,366,468	(162,916)	(15,563)	(254,291)	22,690	(1,023,605)	—	(1,932,783)	—
Totals	$36,179,793	$(194,352)	$(15,563)	$(324,272)	$64,045	$(33,065,565)	$—	$(1,932,783)	$711,303

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

# Includes ($50,233) related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

Level 3 securities which are fair valued by Putnam Management, are not material to the fund.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$2,876,026	$2,289,873
Foreign exchange contracts	4,119,970	2,437,798
Equity contracts	3,004,159	3,282,847
Interest rate contracts	9,536,478	5,877,415

Total	$19,536,633	$13,887,933

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$200
Purchased currency options (contract amount)		$7,700,000
Written equity option contracts (contract amount)		$200
Futures contracts (number of contracts)		4,000
Forward currency contracts (contract amount)		$396,800,000
Centrally cleared interest rate swap contracts (notional)		$281,800,000
OTC total return swap contracts (notional)		$207,000,000
OTC credit default contracts (notional)		$11,900,000
Centrally cleared credit default contracts (notional)		$150,100,000
Warrants (number of warrants)		74,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$-	$-	$28,809	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$28,809
	OTC Total return swap contracts*#	—	7,471	—	2,403,374	6,556	—	—	—	—	—	—	—	—	—	—	2,417,401
	OTC Credit default contracts*#	—	—	—	—	184,776	—	83,501	—	—	—	—	—	—	—	—	268,277
	Centrally cleared credit default contracts§	—	—	322,997	—	—	—	—	—	—	—	—	—	—	—	—	322,997
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	2,011,541	—	—	—	—	2,011,541
	Forward currency contracts#	544,526	431,858	—	234,844	734,785	43,973	744,665	141,951	651,765	—	—	200,812	80,847	169,657	26,557	4,006,240
	Purchased options#	—	—	—	122,691	—	—	—	—	—	—	—	—	—	—	—	122,691
	Repurchase agreements	—	—	—	—	—	—	—	—	—	—	29,140,000	—	—	—	—	29,140,000

	Total Assets	$544,526	$439,329	$351,806	$2,760,909	$926,117	$43,973	$828,166	$141,951	$651,765	$—	$31,151,541	$200,812	$80,847	$169,657	$26,557	$38,317,956

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	62,563	—	—	—	—	—	—	—	—	—	—	—	—	62,563
	OTC Total return swap contracts*#	—	25,719	—	2,495,262	12,172	—	38,137	—	—	—	—	—	—	—	—	2,571,290
	OTC Credit default contracts*#	19,846	5,733	—	—	661,098	—	233,177	—	—	331,123	—	—	—	—	—	1,250,977
	Centrally cleared credit default contracts§	—	—	114,091	—	—	—	—	—	—	—	—	—	—	—	—	114,091
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	139,602	—	—	—	—	139,602
	Forward currency contracts#	119,184	159,479	—	224,883	331,288	172,696	161,761	185,357	282,286	—	—	312,954	262,757	225,153	—	2,437,798
	Written options#	—	—	—	6,177	—	—	—	—	—	—	—	—	—	—	—	6,177

	Total Liabilities	$139,030	$190,931	$176,654	$2,726,322	$1,004,558	$172,696	$433,075	$185,357	$282,286	$331,123	$139,602	$312,954	$262,757	$225,153	$—	$6,582,498

	Total Financial and Derivative Net Assets	$405,496	$248,398	$175,152	$34,587	$(78,441)	$(128,723)	$395,091	$(43,406)	$369,479	$(331,123)	$31,011,939	$(112,142)	$(181,910)	$(55,496)	$26,557	$31,735,458
	Total collateral received (pledged)##†	$344,308	$145,971	$—	$(398,946)	$(19,996)	$(109,989)	$236,082	$(43,406)	$210,000	$(331,123)	$29,140,000	$—	$(181,910)	$(55,496)	$—
	Net amount	$61,188	$102,427	$175,152	$433,533	$(58,445)	$(18,734)	$159,009	$—	$159,479	$—	$1,871,939	$(112,142)	$—	$—	$26,557

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2016